UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2012

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2012, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 9.00% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) also returned 9.00%.

Describe the market environment.

•

Following a highly volatile 2011, financial markets began the year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. US economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, US equities moved boldly higher through the first two months of 2012.

•

The rally softened in March when the tone of global news flow darkened. Investors reverted to risk averse mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian sovereign debt rose to levels deemed unsustainable. Stock markets around the world saw increased volatility as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

•

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key power house for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries as consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the US economy after the labor market had been a bright spot earlier in the year.

•

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, US stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic. The US economy remained strong relative to other parts of the world and, year-to-date, US stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	1

Portfolio Information as of June 30, 2012	Master Extended Market Index Series

Sector Allocations	Percent of Long-Term Investments
Financials	22%
Industrials	18
Consumer Services	14
Health Care	11
Technology	12
Consumer Goods	8
Oil & Gas	6
Basic Materials	5
Utilities	3
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	5,144	$69,341
Aerosonic Corp. (a)	200	716
AeroVironment, Inc. (a)	2,461	64,749
Alliant Techsystems, Inc.	4,300	217,451
Arotech Corp. (a)	4,742	4,742
Astronics Corp. (a)	1,441	40,694
Astrotech Corp. (a)	3,505	3,785
Aviation General, Inc.	1,200	—
BE Aerospace, Inc. (a)	12,821	559,765
Ceradyne, Inc.	3,072	78,797
CPI Aerostructures, Inc. (a)	1,093	12,023
Cubic Corp.	2,145	103,132
Curtiss-Wright Corp.	6,068	188,411
Ducommun, Inc. (a)	1,365	13,391
Esterline Technologies Corp. (a)	4,054	252,767
Exelis, Inc.	24,432	240,900
GenCorp, Inc. (a)	7,989	52,008
Heico Corp., Class A	6,035	194,689
Hexcel Corp. (a)	13,030	336,044
Huntington Ingalls Industries, Inc. (a)	6,091	245,102
Innovative Solutions & Support, Inc. (a)	2,908	9,567
Kratos Defense & Security Solutions, Inc. (a)	7,241	42,287
LMI Aerospace, Inc. (a)	1,409	24,488
Mantech International Corp., Class A	2,795	65,599
Moog, Inc., Class A (a)	5,477	226,474
Orbital Sciences Corp. (a)	7,828	101,138
RBC Bearings, Inc. (a)	2,938	138,967
Smith & Wesson Holding Corp. (a)	8,878	73,776
Spirit AeroSystems Holdings, Inc., Class A (a)	15,346	365,695
Sturm Ruger & Co., Inc.	2,595	104,189
Taser International, Inc. (a)	7,804	40,893
Teledyne Technologies, Inc. (a)	4,840	298,386
TransDigm Group, Inc. (a)	6,169	828,497
Triumph Group, Inc.	5,132	288,778
VSE Corp.	720	17,129
		5,304,370
Alternative Energy — 0.1%
Amyris, Inc. (a)(b)	2,941	13,029
Ascent Solar Technologies, Inc. (a)	7,412	5,855
BioFuel Energy Corp. (a)	230	819
DayStar Technologies, Inc. (a)	334	451
FuelCell Energy, Inc. (a)	21,060	21,271
Green Plains Renewable Energy, Inc. (a)	3,763	23,481
GreenHunter Energy, Inc. (a)(b)	3,123	6,371
GT Advanced Technologies, Inc. (a)	15,952	84,227
Hoku Corp. (a)(b)	4,922	659
KiOR, Inc. Class A (a)	650	5,818

Common Stocks	Shares	Value
Alternative Energy (concluded)
Ocean Power Technologies, Inc. (a)	1,816	$3,777
Pacific Ethanol, Inc. (a)	4,744	1,688
Plug Power, Inc. (a)(b)	5,885	6,709
Rex American Resources Corp. (a)	1,006	19,637
Solazyme, Inc. (a)(b)	4,737	65,844
STR Holdings, Inc. (a)	5,665	25,832
SunPower Corp. (a)	5,982	28,773
Verenium Corp. (a)	2,654	8,307
Westinghouse Solar, Inc. (a)	4,371	1,591
		324,139
Automobiles & Parts — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	9,197	96,477
Amerigon, Inc. (a)	4,113	47,258
Cooper Tire & Rubber Co.	8,234	144,424
Dana Holding Corp.	19,518	250,026
Dorman Products, Inc. (a)	3,626	90,976
Exide Technologies (a)	10,415	34,995
Federal-Mogul Corp., Class A (a)	3,490	38,390
Fuel Systems Solutions, Inc. (a)	2,085	34,799
General Motors Co. (a)	76,399	1,506,588
Gentex Corp.	18,914	394,735
Lear Corp.	13,172	496,980
LKQ Corp. (a)	19,663	656,744
LoJack Corp. (a)	3,917	11,829
Modine Manufacturing Co. (a)	6,082	42,148
Motorcar Parts of America, Inc. (a)	1,814	8,145
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	2,155
Shiloh Industries, Inc.	1,113	12,800
Standard Motor Products, Inc.	2,724	38,354
Stoneridge, Inc. (a)	4,021	27,383
Strattec Security Corp.	500	10,520
Superior Industries International, Inc.	3,287	53,808
Tenneco, Inc. (a)	8,065	216,303
Tesla Motors, Inc. (a)(b)	7,559	236,521
Titan International, Inc.	5,636	138,251
TRW Automotive Holdings Corp. (a)	13,783	506,663
U.S. Auto Parts Network, Inc. (a)	3,164	13,226
Visteon Corp. (a)	6,998	262,425
WABCO Holdings, Inc. (a)	8,739	462,555
		5,835,478
Banks — 5.1%
1st Source Corp.	1,917	43,324
1st United Bancorp, Inc. (a)	4,861	30,187
Ameriana Bancorp	200	1,090
American National BankShares, Inc.	1,196	28,178
Ameris Bancorp (a)	3,408	42,941
Ames National Corp.	1,139	26,186
Arrow Financial Corp.	1,725	41,693

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	3

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Associated Banc-Corp.	22,682	$299,176
Astoria Financial Corp.	11,654	114,209
Atlantic Coast Financial Corp. (a)	451	1,042
Bancfirst Corp.	925	38,767
Bancorp of New Jersey, Inc.	1,300	12,350
The Bancorp, Inc. (a)	4,791	45,275
BancorpSouth, Inc.	10,163	147,567
BancTrust Financial Group, Inc. (a)	3,128	9,353
Bank Mutual Corp.	5,978	26,363
Bank of Hawaii Corp.	6,038	277,446
Bank of Kentucky Financial Corp.	896	23,869
Bank of Marin Bancorp	817	30,237
Bank of the Ozarks, Inc. (c)	3,714	111,717
BankAtlantic Bancorp, Inc. (a)	1,474	8,136
BankFinancial Corp.	2,716	20,451
BankUnited, Inc.	5,349	126,129
Banner Corp.	2,510	54,994
Bar Harbor Bankshares	824	29,664
BCB Bancorp, Inc.	2,031	21,061
Beneficial Mutual Bancorp, Inc. (a)	5,349	46,162
Berkshire Bancorp, Inc. (a)	733	6,450
Berkshire Hills Bancorp, Inc.	3,009	66,198
BofI Holding, Inc. (a)	1,779	35,153
BOK Financial Corp.	3,513	204,457
Boston Private Financial Holdings, Inc.	10,579	94,470
Bridge Bancorp, Inc.	1,437	33,899
Bridge Capital Holdings (a)	1,616	26,098
Brookline Bancorp, Inc.	9,649	85,394
Bryn Mawr Bank Corp.	1,719	36,219
California First National Bancorp	611	9,587
Camco Financial Corp. (a)	894	1,985
Camden National Corp.	1,086	39,769
Cape Bancorp, Inc. (a)	2,315	19,238
Capital Bank Corp. (a)	1,698	3,871
Capital City Bank Group, Inc.	1,563	11,519
CapitalSource, Inc.	36,250	243,600
Capitol Federal Financial, Inc.	21,619	256,834
Cardinal Financial Corp.	4,083	50,139
Cascade Bancorp (a)	2,668	15,821
Cathay General Bancorp	10,328	170,515
Center Bancorp, Inc.	2,206	24,818
Centerstate Banks, Inc.	4,087	29,222
Central Pacific Financial Corp. (a)	2,202	31,092
Century Bancorp, Inc., Class A	731	21,733
CFS Bancorp, Inc.	2,109	9,427
Chemical Financial Corp.	3,285	70,627
Chicopee Bancorp, Inc. (a)	1,749	25,326
Citizens & Northern Corp.	1,826	34,785
Citizens Republic Bancorp, Inc. (a)	5,463	93,581
Citizens South Banking Corp.	2,456	16,652
City Holding Co.	1,982	66,774
City National Corp.	6,460	313,827
Clifton Savings Bancorp, Inc.	2,069	21,538
CNB Financial Corp.	1,892	30,859

Common Stocks	Shares	Value
Banks (continued)
CoBiz Financial, Inc.	5,224	$32,702
Colony Bankcorp, Inc. (a)	750	3,548
Columbia Banking System, Inc.	5,141	96,754
Commerce Bancshares, Inc.	11,684	442,824
Community Bank System, Inc.	5,161	139,966
Community Trust Bancorp, Inc.	1,883	63,062
Cullen/Frost Bankers, Inc.	7,633	438,821
CVB Financial Corp.	12,384	144,274
Dime Community Bancshares, Inc.	4,586	60,948
Direct Markets Holdings Corp. (a)	7,747	2,936
Doral Financial Corp. (a)	17,589	26,383
Eagle Bancorp, Inc. (a)	2,776	43,722
East-West Bancorp, Inc.	19,201	450,455
Eastern Virginia Bankshares, Inc. (a)	2,156	8,063
Encore Bancshares, Inc. (a)	1,547	31,915
Enterprise Bancorp, Inc.	1,164	19,078
Enterprise Financial Services Corp.	2,651	29,055
ESB Financial Corp.	1,979	26,123
ESSA Bancorp, Inc.	2,145	23,166
Farmers Capital Bank Corp. (a)	1,981	13,015
Fidelity Southern Corp.	1,872	16,174
Financial Institutions, Inc.	1,961	33,102
First Bancorp, Inc.	1,577	26,809
First Bancorp, North Carolina	2,460	21,869
First Bancorp, Puerto Rico (a)	8,267	32,737
First Busey Corp.	10,736	51,855
First California Financial Group, Inc. (a)	4,079	28,064
First Citizens Banc Corp.	1,258	7,800
First Citizens BancShares, Inc., Class A	717	119,488
First Commonwealth Financial Corp.	14,043	94,509
First Community Bancshares, Inc.	2,285	32,973
First Connecticut Bancorp, Inc.	2,644	35,694
First Defiance Financial Corp.	1,557	26,656
First Federal Bancshares of Arkansas, Inc. (a)	764	6,188
First Financial Bancorp	7,603	121,496
First Financial Bankshares, Inc.	4,106	141,903
First Financial Corp.	1,477	42,833
First Financial Holdings, Inc.	2,242	24,034
First Financial Northwest, Inc. (a)	2,613	21,218
First Financial Service Corp. (a)	358	806
First Interstate Bancsystem, Inc.	2,057	29,292
First M&F Corp.	1,759	9,129
First Merchants Corp.	4,018	50,064
First Midwest Bancorp, Inc.	9,957	109,328
First Niagara Financial Group, Inc.	46,450	355,342
The First of Long Island Corp.	1,298	37,603
First Pactrust Bancorp, Inc.	1,519	18,015
First Republic Bank (a)	10,461	351,490
First Security Group, Inc. (a)	108	323
First South Bancorp, Inc. (a)	1,978	8,011

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
First United Corp. (a)	1,435	$6,185
FirstMerit Corp.	14,142	233,626
Flagstar BanCorp., Inc. (a)	33,167	27,860
Flushing Financial Corp.	4,392	59,863
FNB Corp.	18,177	197,584
FNB United Corp. (a)	1,425	18,511
Fox Chase Bancorp., Inc.	2,093	30,223
Franklin Financial Corp. (a)	2,485	40,878
Fulton Financial Corp.	25,969	259,430
German American Bancorp, Inc.	1,988	40,754
Glacier Bancorp, Inc.	9,467	146,644
Great Southern Bancorp, Inc.	1,383	38,143
Greene County Bancshares, Inc. (a)	3,466	5,754
Guaranty Bancorp (a)	9,664	20,391
Hampton Roads Bankshares, Inc.	3,404	2,469
Hampton Roads Bankshares, Inc. (a)(b)	3,404	3,710
Hampton Roads Bankshares, Inc.	3,404	2,744
Hancock Holding Co.	10,170	309,575
Hanmi Financial Corp. (a)	2,664	27,919
Hawthorn Bancshares, Inc.	773	7,070
Heartland Financial USA, Inc.	2,132	51,168
Heritage Commerce Corp. (a)	3,604	23,426
Heritage Financial Corp.	2,172	31,820
HMN Financial, Inc. (a)	1,094	3,348
Home Bancorp, Inc. (a)	1,720	29,464
Home Bancshares, Inc.	3,394	103,789
Home Federal Bancorp, Inc.	2,225	23,363
Horizon Bancorp	893	23,486
Hudson Valley Holding Corp.	2,307	41,757
IBERIABANK Corp.	3,822	192,820
Independent Bank Corp./MA	2,844	83,073
Independent Bank Corp./MI (a)	1,901	4,772
Indiana Community Bancorp	630	13,690
International Bancshares Corp.	7,429	145,014
Intervest Bancshares Corp. (a)	3,247	12,436
Investors Bancorp, Inc. (a)	6,527	98,492
Kearny Financial Corp.	2,474	23,973
Lakeland Bancorp, Inc.	3,875	40,765
Lakeland Financial Corp.	2,050	55,001
Macatawa Bank Corp. (a)	4,611	15,724
MainSource Financial Group, Inc.	3,158	37,359
MB Financial, Inc.	7,175	154,549
Mercantile Bank Corp. (a)	1,421	26,217
Merchants Bancshares, Inc.	946	26,062
Metro Bancorp, Inc. (a)	2,216	26,658
Midsouth Bancorp, Inc.	1,469	20,684
MidwestOne Financial Group, Inc.	1,321	28,401
MutualFirst Financial, Inc.	1,313	13,773
NASB Financial, Inc. (a)	717	14,232
National Bankshares, Inc.	1,089	32,801
National Penn Bancshares, Inc.	16,616	159,015
NBT Bancorp, Inc.	4,419	95,406

Common Stocks	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.	57,644	$722,279
Newbridge Bancorp (a)	3,062	13,412
North Valley Bancorp (a)	1,108	14,615
Northfield Bancorp, Inc.	2,524	35,866
Northrim BanCorp, Inc.	959	20,609
Northwest Bancshares, Inc.	12,793	149,806
Norwood Financial Corp.	543	15,356
OceanFirst Financial Corp.	2,490	35,756
Ohio Valley Banc Corp.	1,097	21,446
Old National Bancorp	12,401	148,936
Old Second Bancorp, Inc. (a)	5,047	6,561
OmniAmerican Bancorp, Inc. (a)	1,683	36,067
Oriental Financial Group, Inc.	5,492	60,851
Oritani Financial Corp.	6,009	86,470
Orrstown Financial Service, Inc.	1,278	10,262
Pacific Capital Bancorp NA (a)	715	32,697
Pacific Continental Corp.	2,847	25,253
PacWest Bancorp	4,243	100,432
Park National Corp.	1,745	121,714
Park Sterling Corp. (a)	5,223	24,600
Peapack-Gladstone Financial Corp.	1,408	21,838
Penns Woods Bancorp, Inc.	801	31,888
Peoples Bancorp of North Carolina, Inc.	1,383	11,258
Peoples Bancorp, Inc.	1,402	30,816
Peoples Financial Corp.	1,245	12,139
Pinnacle Financial Partners, Inc. (a)	4,649	90,702
Popular, Inc. (a)	13,354	221,810
Porter Bancorp, Inc. (a)	1,044	1,576
Preferred Bank (a)	2,043	27,294
Premierwest Bancorp (a)(b)	5,254	7,408
PrivateBancorp, Inc.	8,358	123,364
Prosperity Bancshares, Inc.	6,097	256,257
Provident Financial Holdings, Inc.	2,010	23,175
Provident Financial Services, Inc.	7,619	116,952
Provident New York Bancorp	5,030	38,178
Pulaski Financial Corp.	2,347	17,391
PVF Capital Corp. (a)	7,144	14,502
Renasant Corp.	3,327	52,267
Republic Bancorp, Inc., Class A	1,434	31,906
Republic First Bancorp, Inc. (a)	5,956	12,448
Riverview Bancorp, Inc. (a)	7,170	8,963
Rockville Financial, Inc.	2,098	24,274
Roma Financial Corp.	1,497	12,754
Royal Bancshares of Pennsylvania, Class A (a)	1,265	2,290
S&T Bancorp, Inc.	3,808	70,334
Sandy Spring Bancorp, Inc.	3,398	61,164
Savannah Bancorp, Inc. (a)	1,995	9,676
SCBT Financial Corp.	2,036	71,769
Seacoast Banking Corp. of Florida (a)	11,405	17,222

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Shore Bancshares, Inc.	1,363	$8,096
Sierra Bancorp	2,209	21,869
Signature Bank (a)	6,129	373,685
Simmons First National Corp., Class A	2,082	48,406
Southside Bancshares, Inc.	2,564	57,639
Southwest Bancorp, Inc. (a)	2,692	25,332
State Bank Financial Corp. (a)	4,614	69,948
StellarOne Corp.	3,273	40,847
Sterling Bancorp	4,510	45,010
Sterling Financial Corp. (a)	3,721	70,290
Suffolk Bancorp (a)	1,613	20,921
Summit Financial Group, Inc. (a)	785	3,799
Sun Bancorp, Inc. (a)	7,908	21,352
Susquehanna Bancshares, Inc.	24,286	250,146
SVB Financial Group (a)	5,847	343,336
SY Bancorp, Inc.	1,752	41,960
Synovus Financial Corp.	95,686	189,458
Taylor Capital Group, Inc. (a)	1,741	28,535
TCF Financial Corp.	19,852	227,901
Teche Holding Co.	540	20,984
Territorial Bancorp., Inc.	1,729	39,369
Texas Capital Bancshares, Inc. (a)	5,027	203,041
TF Financial Corp.	575	14,180
TFS Financial Corp. (a)	12,793	122,173
Tompkins Trustco, Inc.	1,377	51,885
Towne Bank (b)	4,174	58,436
Trico Bancshares	2,169	33,403
TrustCo Bank Corp. NY	12,227	66,759
Trustmark Corp.	7,346	179,830
UMB Financial Corp.	4,527	231,918
Umpqua Holdings Corp.	14,714	193,636
Union First Market Bankshares Corp.	3,196	46,182
United Bancorp, Inc.	1,417	12,881
United Bankshares, Inc.	6,544	169,359
United Community Banks, Inc. (a)	7,536	64,584
United Community Financial Corp. (a)	4,444	13,243
United Financial Bancorp, Inc.	2,280	32,786
United Security Bancshares (a)	3,462	7,617
Univest Corp. of Pennsylvania	2,248	37,159
Valley National Bancorp	26,114	276,808
ViewPoint Financial Group	5,140	80,390
Virginia Commerce Bancorp (a)	4,124	34,765
Washington Banking Co.	2,252	31,303
Washington Federal, Inc.	14,104	238,217
Washington Trust Bancorp, Inc.	2,042	49,784
Waterstone Financial, Inc. (a)	2,121	8,060
Webster Financial Corp.	9,897	214,369
WesBanco, Inc.	3,289	69,924
West Bancorp., Inc.	2,298	21,854
West Coast Bancorp (a)	2,464	48,418
Westamerica Bancorp	3,606	170,167
Western Alliance Bancorp (a)	11,124	104,121

Common Stocks	Shares	Value
Banks (concluded)
Westfield Financial, Inc.	4,229	$30,872
Wilshire Bancorp, Inc. (a)	9,361	51,298
Wintrust Financial Corp.	4,772	169,406
WSFS Financial Corp.	1,249	50,472
Yardkin Valley Financial Corp. (a)	3,178	8,422
		19,193,738
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,158	140,118
Central European Distribution Corp. (a)(b)	10,261	29,346
Coca-Cola Bottling Co. Consolidated	656	42,168
Craft Brew Alliance, Inc. (a)	1,511	12,360
Jamba, Inc. (a)	10,566	20,709
Jones Soda Co. (a)	14,909	4,771
National Beverage Corp. (a)	1,404	20,976
Primo Water Corp. (a)(b)	2,017	2,239
Willamette Valley Vineyards, Inc. (a)	971	3,350
		276,037
Chemicals — 2.8%
A. Schulman, Inc.	3,758	74,596
Aceto Corp.	3,697	33,384
Albemarle Corp.	11,742	700,293
American Vanguard Corp.	3,328	88,492
Ashland, Inc.	9,401	651,583
Balchem Corp.	3,820	124,570
Cabot Corp.	7,774	316,402
Calgon Carbon Corp. (a)	7,591	107,944
Cambrex Corp. (a)	4,211	39,626
Celanese Corp., Series A	20,750	718,365
Chase Corp.	1,050	13,860
Chemtura Corp. (a)	12,901	187,064
Codexis, Inc. (a)	2,290	8,565
Cytec Industries, Inc.	6,091	357,176
Ferro Corp. (a)	11,456	54,989
FutureFuel Corp.	1,802	18,939
Georgia Gulf Corp.	4,539	116,516
H.B. Fuller Co.	6,471	198,660
Hawkins, Inc.	1,219	46,541
Huntsman Corp.	25,524	330,281
Innophos Holdings, Inc.	2,904	163,960
Intrepid Potash, Inc. (a)(b)	6,883	156,657
KMG Chemicals, Inc.	1,112	21,439
Koppers Holdings, Inc.	2,764	93,976
Kraton Performance Polymers, Inc. (a)	4,262	93,380
Kronos Worldwide, Inc. (b)	2,606	41,149
LSB Industries, Inc. (a)	2,476	76,533
LyondellBasell Industries NV, Class A	44,898	1,808,042
Metabolix, Inc. (a)	4,583	8,479
Minerals Technologies, Inc.	2,315	147,651
NewMarket Corp.	1,235	267,501

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
NL Industries, Inc.	962	$11,996
Olin Corp.	9,301	194,298
OM Group, Inc. (a)	4,139	78,641
Omnova Solutions, Inc. (a)	6,075	45,805
Penford Corp. (a)	1,735	15,528
PolyOne Corp.	12,136	166,020
Polypore International, Inc. (a)(b)	5,434	219,479
Quaker Chemical Corp.	1,717	79,343
Rentech, Inc. (a)	30,656	63,151
Rockwood Holdings, Inc.	9,267	410,991
RPM International, Inc.	17,379	472,709
Senomyx, Inc. (a)	5,573	13,097
Sensient Technologies Corp.	6,531	239,884
Solutia, Inc.	16,139	452,699
Spartech Corp. (a)	4,177	21,595
Stepan Co.	1,067	100,490
TOR Minerals International, Inc. (a)	421	7,043
TPC Group, Inc. (a)	1,929	71,277
Tredegar Corp.	3,039	44,248
Valhi, Inc.	2,253	28,140
W.R. Grace & Co. (a)	8,191	413,236
Westlake Chemical Corp.	2,612	136,503
Zagg, Inc. (a)(b)	3,437	37,498
Zep, Inc.	3,058	41,986
Zoltek Cos., Inc. (a)	3,792	34,242
		10,466,512
Construction & Materials — 2.1%
A.O. Smith Corp.	5,154	251,979
Aaon, Inc.	2,780	52,403
Acuity Brands, Inc.	5,533	281,685
Aecom Technology Corp. (a)	13,038	214,475
Aegion Corp. (a)	5,218	93,350
Ameresco, Inc., Class A (a)	2,678	31,949
American DG Energy, Inc. (a)	5,462	12,399
American Woodmark Corp. (a)	1,301	22,247
Apogee Enterprises, Inc.	3,573	57,418
Argan, Inc.	1,164	16,273
Armstrong World Industries, Inc.	2,893	142,220
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	4,661	10,953
Builders FirstSource, Inc. (a)	6,411	30,388
Eagle Materials, Inc.	5,877	219,447
EMCOR Group, Inc.	8,697	241,950
Fortune Brands Home & Security, Inc. (a)	20,540	457,426
Generac Holdings, Inc. (a)	3,691	88,805
Gibraltar Industries, Inc. (a)	4,157	43,150
Granite Construction, Inc.	4,408	115,093
Great Lakes Dredge & Dock Corp.	7,855	55,928
Griffon Corp.	6,926	59,425
Headwaters, Inc. (a)	8,268	42,580
Hill International, Inc. (a)	3,739	11,965
Insteel Industries, Inc.	2,489	27,752

Common Stocks	Shares	Value
Construction & Materials (concluded)
Integrated Electrical Services, Inc. (a)	1,500	$4,110
KBR, Inc.	19,649	485,527
L.B. Foster Co., Class A	1,361	38,938
Layne Christensen Co. (a)	2,645	54,725
Lennox International, Inc.	6,391	298,012
Louisiana-Pacific Corp. (a)	18,187	197,875
Martin Marietta Materials, Inc.	5,977	471,107
Mastec, Inc. (a)	8,043	120,967
MDU Resources Group, Inc.	22,939	495,712
Mueller Water Products, Inc., Series A	20,773	71,875
MYR Group, Inc. (a)	2,806	47,870
NCI Building Systems, Inc. (a)	2,792	30,237
Northwest Pipe Co. (a)	1,360	32,994
Omega Flex, Inc. (a)	642	7,646
Orion Marine Group, Inc. (a)	3,669	25,536
Owens Corning, Inc. (a)	15,057	429,727
PGT, Inc. (a)	3,696	11,199
Pike Electric Corp. (a)	2,573	19,864
Primoris Services Corp.	3,647	43,764
Quanex Building Products Corp.	4,871	87,093
Shaw Group, Inc. (a)	8,602	234,921
Simpson Manufacturing Co., Inc.	5,312	156,757
Sterling Construction Co., Inc. (a)	2,322	23,731
Texas Industries, Inc.	3,160	123,272
Thermon Group Holdings, Inc. (a)	2,062	42,704
TRC Cos., Inc. (a)	2,546	15,480
Trex Co., Inc. (a)	1,929	58,044
Tutor Perini Corp. (a)	4,261	53,987
Universal Forest Products, Inc.	2,579	100,529
USG Corp. (a)	8,867	168,916
Valmont Industries, Inc.	3,026	366,055
Valspar Corp.	11,525	604,947
Watsco, Inc.	3,425	252,765
Watts Water Technologies, Inc., Class A	3,944	131,493
		7,890,047
Electricity — 1.8%
Allete, Inc.	4,373	182,791
Alliant Energy Corp.	14,576	664,228
Black Hills Corp.	5,168	166,255
Calpine Corp. (a)	50,810	838,873
CH Energy Group, Inc.	2,277	149,576
Cleco Corp.	7,989	334,180
Covanta Holding Corp.	15,034	257,833
Dynegy, Inc. (a)	18,931	11,075
El Paso Electric Co.	5,314	176,212
The Empire District Electric Co.	5,599	118,139
GenOn Energy, Inc. (a)	101,232	173,107
Great Plains Energy, Inc.	18,008	385,551
Hawaiian Electric Industries, Inc.	12,724	362,889
IDACORP, Inc.	6,426	270,406
ITC Holdings Corp.	6,873	473,618

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electricity (concluded)
MGE Energy, Inc.	3,025	$143,083
NorthWestern Corp.	4,699	172,453
NV Energy, Inc.	31,036	545,613
Ormat Technologies, Inc.	2,301	49,218
Portland General Electric Co.	9,753	260,015
U.S. Geothermal, Inc. (a)(b)	23,727	9,249
UIL Holdings Corp.	6,668	239,114
Unitil Corp.	2,081	55,147
UNS Energy Corp.	5,316	204,188
Westar Energy, Inc.	16,734	501,183
		6,743,996
Electronic & Electrical Equipment — 3.0%
A123 Systems, Inc. (a)(b)	13,967	17,598
Active Power, Inc. (a)	16,856	13,601
Adept Technology, Inc. (a)	1,899	7,881
Aeroflex Holding Corp. (a)	2,453	14,841
Allied Motion Technologies, Inc.	1,204	7,224
Altair Nanotechnologies, Inc. (a)	6,009	3,110
American Science & Engineering, Inc.	1,231	69,490
American Superconductor Corp. (a)(b)	5,642	26,517
Ametek, Inc.	21,395	1,067,825
Anaren, Inc. (a)	2,209	43,296
Anixter International, Inc.	3,849	204,190
API Technologies Corp. (a)	4,663	17,160
Arrow Electronics, Inc. (a)	14,779	484,899
Avnet, Inc. (a)	19,196	592,389
AVX Corp.	6,545	69,966
AZZ, Inc.	1,690	103,529
Badger Meter, Inc.	1,944	72,997
Ballantyne Strong, Inc. (a)	2,537	15,146
Bel Fuse, Inc.	1,699	29,919
Belden, Inc.	6,008	200,367
Benchmark Electronics, Inc. (a)	7,784	108,587
Brady Corp.	6,067	166,903
Capstone Turbine Corp. (a)(b)	35,812	36,170
Checkpoint Systems, Inc. (a)	5,416	47,173
Cognex Corp.	5,146	162,871
Coherent, Inc. (a)	3,181	137,737
Coleman Cable, Inc.	2,111	18,345
CTS Corp.	4,722	44,481
Cyberoptics Corp. (a)	1,403	11,855
Daktronics, Inc.	4,983	34,433
Echelon Corp. (a)	5,027	17,494
Electro Rent Corp.	2,460	39,926
Electro Scientific Industries, Inc.	3,399	40,176
eMagin Corp. (a)	3,773	11,659
Encore Wire Corp.	2,557	68,477
EnerNOC, Inc. (a)	3,808	27,570
EnerSys (a)	6,370	223,396
ESCO Technologies, Inc.	3,555	129,544
Fabrinet (a)	2,601	32,643
Faro Technologies, Inc. (a)	2,261	95,143

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
FEI Co. (a)	5,050	$241,592
General Cable Corp. (a)	6,526	169,285
GrafTech International Ltd. (a)(b)	17,101	165,025
Greatbatch, Inc. (a)	3,149	71,514
Houston Wire & Cable Co.	2,277	24,888
Hubbell, Inc., Class B	7,427	578,860
II-VI, Inc. (a)(b)	7,102	118,390
Intevac, Inc. (a)	3,236	24,335
IntriCon Corp. (a)	747	4,893
IPG Photonics Corp. (a)	4,297	187,306
Itron, Inc. (a)(b)	5,425	223,727
Kemet Corp. (a)	5,944	35,723
Landauer, Inc.	1,334	76,478
LeCroy Corp. (a)	2,382	33,967
Lightpath Technologies, Inc., Class A (a)	3,924	4,042
Lime Energy Co. (a)	3,916	8,889
Littelfuse, Inc.	3,053	173,685
LSI Industries, Inc.	3,032	21,588
Magnetek, Inc. (a)	607	9,372
Maxwell Technologies, Inc. (a)	4,314	28,300
Measurement Specialties, Inc. (a)	1,962	63,785
Methode Electronics, Inc.	5,028	42,788
Mettler-Toledo International, Inc. (a)(b)	4,255	663,142
Microvision, Inc. (a)(b)	2,364	3,806
MTS Systems Corp.	2,137	82,381
Multi-Fineline Electronix, Inc. (a)	1,511	37,231
Napco Security Technologies, Inc. (a)	3,820	11,231
National Instruments Corp.	12,434	333,977
Newport Corp. (a)	5,079	61,050
NVE Corp. (a)	709	38,109
Orion Energy Systems, Inc. (a)	2,807	6,175
OSI Systems, Inc. (a)	2,642	167,344
Parametric Sound Corp. (a)	865	7,889
Park Electrochemical Corp.	2,609	67,521
Planar Systems, Inc. (a)	5,103	8,420
Plexus Corp. (a)	4,650	131,130
Powell Industries, Inc. (a)	1,238	46,252
Power-One, Inc. (a)	8,866	40,074
Powerwave Technologies, Inc. (a)	4,283	3,105
Pulse Electronics Corp.	5,789	11,404
Regal-Beloit Corp.	5,512	343,177
Research Frontiers, Inc. (a)	4,006	12,499
Richardson Electronics Ltd.	2,071	25,535
Rofin-Sinar Technologies, Inc. (a)	3,811	72,142
Rogers Corp. (a)	2,172	86,033
Rubicon Technology, Inc. (a)	2,352	23,990
Sanmina-SCI Corp. (a)	10,717	87,772
SatCon Technology Corp. (a)	18,389	4,218
Servotronics, Inc.	400	3,420
Sigmatron International, Inc. (a)	1,200	4,020
SL Industries, Inc. (a)	578	7,624
Synthesis Energy Systems, Inc. (a)	7,050	8,601

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Trimble Navigation Ltd. (a)	16,617	$764,548
TTM Technologies, Inc. (a)	7,237	68,100
Ultralife Batteries, Inc. (a)	2,906	11,217
Universal Display Corp. (a)	5,410	194,435
UQM Technologies, Inc. (a)	7,039	6,124
Valence Technology, Inc. (a)	21,062	13,080
Veeco Instruments, Inc. (a)	5,181	178,019
Viasystems Group, Inc. (a)	729	12,393
Vicor Corp.	2,853	19,800
Vishay Intertechnology, Inc. (a)	19,246	181,490
Vishay Precision Group, Inc. (a)	1,882	26,254
WESCO International, Inc. (a)	5,743	330,510
Zebra Technologies Corp., Class A (a)	6,874	236,191
Zygo Corp. (a)	2,508	44,793
		11,311,186
Financial Services — 2.7%
Affiliated Managers Group, Inc. (a)(c)	6,851	749,842
Ampal-American Israel Corp., Class A (a)	8,512	1,097
Artio Global Investors, Inc.	4,091	14,319
Asset Acceptance Capital Corp. (a)	2,090	14,212
Asta Funding, Inc.	1,806	16,922
BBCN Bancorp, Inc. (a)	9,360	101,930
BGC Partners, Inc.	12,398	72,776
Calamos Asset Management, Inc., Class A	2,844	32,564
Cash America International, Inc.	3,944	173,694
CBOE Holdings, Inc.	11,875	328,700
CIFC Corp. (a)	949	6,994
CIT Group, Inc. (a)	26,507	944,709
Cohen & Steers, Inc.	2,727	94,109
CompuCredit Holdings Corp. (a)	2,303	8,337
Cowen Group, Inc., Class A (a)	11,162	29,691
Credit Acceptance Corp. (a)	958	80,884
DFC Global Corp. (a)	6,027	111,078
Diamond Hill Investments Group, Inc.	458	35,857
Duff & Phelps Corp.	4,437	64,337
Eaton Vance Corp.	15,448	416,324
Edelman Financial Group, Inc.	3,199	27,831
Encore Capital Group, Inc. (a)	3,020	89,452
Epoch Holding Corp.	2,656	60,504
Evercore Partners, Inc., Class A	3,511	82,122
Ezcorp, Inc. (a)	6,115	143,458
FBR & Co. (a)	6,540	18,116
Federal Agricultural Mortgage Corp., Class B	1,417	37,168
Fidelity National Financial, Inc., Class A	29,559	569,306
Financial Engines, Inc. (a)	5,780	123,981

Common Stocks	Shares	Value
Financial Services (continued)
First Cash Financial Services, Inc. (a)	3,522	$141,479
The First Marblehead Corp. (a)	12,084	14,138
FXCM, Inc.	2,330	27,401
GAMCO Investors, Inc., Class A	532	23,615
GFI Group, Inc.	8,540	30,402
Gleacher & Co., Inc. (a)	9,785	7,828
Green Dot Corp., Class A (a)	2,796	61,848
Greenhill & Co., Inc.	3,855	137,431
Imperial Holdings, Inc. (a)	3,012	11,536
Institutional Financial Market, Inc.	2,236	1,901
Interactive Brokers Group, Inc., Class A	5,109	75,204
International FCStone, Inc. (a)	2,242	43,383
Intersections, Inc.	1,474	23,363
Investment Technology Group, Inc. (a)	5,281	48,585
Janus Capital Group, Inc.	24,669	192,912
Jefferies Group, Inc.	19,748	256,527
JMP Group, Inc.	2,507	15,493
KBW, Inc.	3,971	65,323
Knight Capital Group, Inc., Class A (a)	13,194	157,536
Ladenburg Thalmann Financial Services, Inc. (a)	17,312	26,660
LPL Financial Holdings, Inc.	7,443	251,350
MarketAxess Holdings, Inc.	4,498	119,827
Marlin Business Services, Inc.	1,239	20,307
Medallion Financial Corp.	2,525	26,816
MGIC Investment Corp. (a)	25,051	72,147
MicroFinancial, Inc.	1,948	15,779
MoneyGram International, Inc. (a)	2,824	41,230
MSCI, Inc. (a)	16,172	550,171
National Financial Partners Corp. (a)	5,685	76,179
Nelnet, Inc., Class A	3,705	85,215
Netspend Holdings, Inc. (a)	4,522	41,557
NewStar Financial, Inc. (a)	4,528	58,683
Ocwen Financial Corp. (a)	15,491	290,921
Oppenheimer Holdings, Inc.	1,335	20,986
Penson Worldwide, Inc. (a)(b)	3,976	608
Pico Holdings, Inc. (a)	3,113	69,762
Piper Jaffray Cos. (a)	2,551	59,770
Portfolio Recovery Associates, Inc. (a)(b)	2,274	207,525
Pzena Investment Management, Inc., Class A	1,889	8,368
Radian Group, Inc.	17,922	58,963
Raymond James Financial, Inc.	14,725	504,184
Resource America, Inc., Class A	2,855	18,215
Safeguard Scientifics, Inc. (a)	2,797	43,298
SEI Investments Co.	18,941	376,737
Stewart Information Services Corp.	2,605	39,987
Stifel Financial Corp. (a)	7,174	221,677

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financial Services (concluded)
SWS Group, Inc. (a)	4,231	$22,551
TD Ameritrade Holding Corp.	29,002	493,034
Tree.com, Inc. (a)	1,219	13,945
U.S. Global Investors, Inc.	2,032	8,880
Virtus Investment Partners, Inc. (a)	869	70,389
Waddell & Reed Financial, Inc., Class A	11,507	348,432
Walker & Dunlop, Inc. (a)	1,934	24,852
Westwood Holdings Group, Inc.	1,090	40,613
WisdomTree Investments, Inc. (a)	8,669	56,955
World Acceptance Corp. (a)	1,981	130,350
		10,303,142
Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	10,494	44,075
AboveNet, Inc. (a)	3,063	257,292
Alaska Communications Systems Group, Inc. (b)	7,188	15,095
Cbeyond Communications, Inc. (a)	4,242	28,718
Cincinnati Bell, Inc. (a)(b)	27,901	103,792
Consolidated Communications Holdings, Inc.	3,430	50,764
Fairpoint Communications, Inc. (a)	2,818	17,331
General Communication, Inc., Class A (a)	4,981	41,392
Hawaiian Telcom HoldCo, Inc. (a)	1,191	23,236
HickoryTech Corp.	2,235	24,831
IDT Corp., Class B	1,928	18,914
inContact, Inc. (a)	6,659	33,362
Level 3 Communications, Inc. (a)	21,801	482,892
Lumos Networks Corp.	2,200	20,790
Primus Telecommunications Group, Inc.	1,822	28,368
SureWest Communications	1,955	41,192
TW Telecom, Inc. (a)	20,165	517,434
Virgin Media, Inc.	36,842	898,576
Vonage Holdings Corp. (a)	19,630	39,456
Warwick Valley Telephone Co.	1,070	14,103
		2,701,613
Food & Drug Retailers — 0.8%
Arden Group, Inc., Class A	217	18,925
Casey’s General Stores, Inc.	5,072	299,197
The Chefs’ Warehouse, Inc. (a)	1,573	28,393
Core-Mark Holdings Co., Inc.	1,509	72,643
The Fresh Market, Inc. (a)	4,168	223,530
GNC Holdings, Inc. Class A	10,209	400,193
Harris Teeter Supermarkets	5,583	228,847
Ingles Markets, Inc., Class A	1,740	27,892
Nash Finch Co.	1,489	31,984
Omnicare, Inc.	14,969	467,482
The Pantry, Inc. (a)	3,165	46,525
PetMed Express, Inc.	2,627	31,944
Rite Aid Corp. (a)	81,280	113,792
Spartan Stores, Inc.	2,951	53,502
SUPERVALU, Inc. (b)	28,364	146,925

Common Stocks	Shares	Value
Food & Drug Retailers (concluded)
United Natural Foods, Inc. (a)	6,435	$353,024
Village Super Market, Inc., Class A	843	27,465
Vitamin Shoppe, Inc. (a)(b)	3,745	205,713
Weis Markets, Inc.	1,403	62,462
		2,840,438
Food Producers — 1.8%
Alico, Inc.	631	19,271
The Andersons, Inc.	2,478	105,711
B&G Foods, Inc., Class A	6,471	172,129
Bridgford Foods Corp. (a)	768	5,860
Bunge Ltd.	19,366	1,215,023
Cagles, Inc., Class A (a)	336	—
Cal-Maine Foods, Inc.	1,811	70,810
Calavo Growers, Inc.	1,851	47,349
Chiquita Brands International, Inc. (a)	6,109	30,545
Coffee Holding Co., Inc. (b)	905	5,340
Darling International, Inc. (a)	15,483	255,315
Diamond Foods, Inc. (b)	3,028	54,020
Dole Food Co., Inc. (a)	4,866	42,723
Farmer Bros. Co. (a)	960	7,642
Flowers Foods, Inc.	18,323	425,643
Fresh Del Monte Produce, Inc.	4,947	116,106
Golden Enterprises, Inc.	941	3,246
Griffin Land & Nurseries, Inc.	483	13,519
Harbinger Group, Inc. (a)	1,680	13,087
Herbalife Ltd.	15,405	744,524
Hillshire Brands Co.	15,578	451,606
HQ Sustainable Maritime Industries, Inc.	4,100	451
Ingredion, Inc.	10,063	498,320
J&J Snack Foods Corp.	1,847	109,158
John B. Sanfilippo & Son, Inc. (a)	1,290	23,027
Lancaster Colony Corp.	2,560	182,298
Lifeway Foods, Inc.	1,117	11,583
Limoneira Co.	1,441	23,373
Mannatech, Inc. (a)	310	2,148
Medifast, Inc. (a)	2,166	42,627
MGP Ingredients, Inc.	1,897	6,089
Natures Sunshine Prods, Inc.	1,521	22,967
Nutraceutical International Corp. (a)	1,632	24,888
NutriSystem, Inc.	3,798	43,905
Omega Protein Corp. (a)	2,787	20,512
Overhill Farms, Inc. (a)	2,603	10,204
Pilgrims Pride Corp. (a)	7,823	55,934
Ralcorp Holdings, Inc. (a)	7,294	486,802
Relìv International, Inc.	1,819	2,910
Rocky Mountain Chocolate Factory, Inc.	1,140	13,235
Schiff Nutrition International, Inc. (a)	1,984	35,613
Seaboard Corp. (a)	45	95,984
Seneca Foods Corp. (a)	1,502	40,404

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Producers (concluded)
Smart Balance, Inc. (a)	8,305	$77,984
Smithfield Foods, Inc. (a)	20,010	432,816
Snyders-Lance, Inc.	8,301	209,434
Tootsie Roll Industries, Inc.	3,691	88,067
TreeHouse Foods, Inc. (a)	4,763	296,687
USANA Health Sciences, Inc. (a)	1,084	44,574
		6,701,463
Food Products — 0.2%
Green Mountain Coffee Roasters, Inc. (a)	16,267	354,295
The Hain Celestial Group, Inc. (a)	4,997	275,035
Post Holdings, Inc. (a)	3,682	113,222
Sanderson Farms, Inc.	2,750	126,005
		868,557
Forestry & Paper — 0.3%
Boise, Inc.	13,458	88,554
Buckeye Technologies, Inc.	5,217	148,632
Clearwater Paper Corp. (a)	3,193	108,945
Deltic Timber Corp.	1,650	100,617
Domtar Corp.	4,835	370,893
Kapstone Paper and Packaging Corp. (a)	5,673	89,917
Neenah Paper, Inc.	2,165	57,784
P.H. Glatfelter Co.	5,571	91,197
Resolute Forest Products (a)	9,275	107,404
Verso Paper Corp. (a)	3,704	4,371
Wausau Paper Corp.	6,544	63,673
		1,231,987
Gas, Water & Multi-Utilities — 1.6%
American States Water Co.	2,521	99,781
American Water Works Co., Inc.	23,134	793,034
Aqua America, Inc.	18,410	459,514
Artesian Resources Corp., Class A	1,549	33,365
Atmos Energy Corp.	11,903	417,438
Avista Corp.	7,517	200,704
Cadiz, Inc. (a)	2,282	16,453
California Water Service Group	5,557	102,638
Chesapeake Utilities Corp.	1,385	60,552
Connecticut Water Service, Inc.	1,378	39,934
Delta Natural Gas Co., Inc.	1,254	27,249
Gas Natural, Inc.	1,757	17,746
Genie Energy Ltd.	2,815	21,873
The Laclede Group, Inc.	2,788	110,990
Middlesex Water Co.	2,408	45,752
National Fuel Gas Co.	10,970	515,371
New Jersey Resources Corp.	5,317	231,874
Northwest Natural Gas Co.	3,424	162,982
Piedmont Natural Gas Co.	9,226	296,985
PNM Resources, Inc.	9,559	186,783
Questar Corp.	23,688	494,132
RGC Resources, Inc.	1,250	22,337
SJW Corp.	1,793	43,050
South Jersey Industries, Inc.	3,843	195,878

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (concluded)
Southwest Gas Corp.	5,925	$258,626
UGI Corp.	14,870	437,624
Vectren Corp.	10,803	318,905
WGL Holdings, Inc.	6,593	262,072
		5,873,642
General Industrials — 1.2%
Actuant Corp., Class A	9,171	249,084
AEP Industries, Inc. (a)	665	28,961
AptarGroup, Inc.	8,104	413,709
Carlisle Cos., Inc.	8,089	428,879
Crown Holdings, Inc. (a)	19,959	688,386
Graphic Packaging Holding Co. (a)	16,912	93,016
Greif, Inc.	5,372	220,252
Harsco Corp.	10,573	215,478
Landec Corp. (a)	3,788	32,425
Multi-Color Corp.	1,898	42,212
Myers Industries, Inc.	4,530	77,735
Otter Tail Corp.	4,247	97,129
Packaging Corp. of America	13,197	372,683
Raven Industries, Inc.	2,438	169,660
Rock-Tenn Co., Class A	9,441	515,007
Silgan Holdings, Inc.	6,270	267,666
Sonoco Products Co.	13,224	398,704
Trimas Corp. (a)	4,202	84,460
UFP Technologies, Inc. (a)	997	16,849
		4,412,295
General Retailers — 4.8%
1-800-FLOWERS.COM, Inc., Class A (a)	3,476	12,131
Aaron’s, Inc., Class A	9,368	265,208
Amerco, Inc.	768	69,097
America’s Car-Mart, Inc. (a)	1,399	54,351
American Eagle Outfitters, Inc.	25,955	512,092
American Public Education, Inc. (a)	2,475	79,200
Ancestry.com, Inc. (a)	3,902	107,422
ANN, Inc. (a)	6,473	164,997
Asbury Automotive Group, Inc. (a)	4,309	102,080
Ascena Retail Group, Inc. (a)	16,913	314,920
Autobytel, Inc. (a)	15,718	11,836
Aéropostale, Inc. (a)	10,829	193,081
Barnes & Noble, Inc. (a)(b)	5,318	87,534
Beacon Roofing Supply, Inc. (a)	6,168	155,557
bebe Stores, Inc.	5,163	30,307
Bidz.com, Inc. (a)	5,995	4,532
Big 5 Sporting Goods Corp.	2,515	19,013
Blue Nile, Inc. (a)(b)	1,842	54,726
Body Central Corp. (a)	1,797	16,173
The Bon-Ton Stores, Inc. (b)	1,879	14,675
Books-A-Million, Inc. (a)	1,081	3,459
Bridgepoint Education, Inc. (a)	2,613	56,963
Brown Shoe Co., Inc.	5,606	72,373
The Buckle, Inc. (b)	3,592	142,135
Build-A-Bear Workshop, Inc. (a)	2,088	9,981

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (continued)
Cabela’s, Inc., Class A (a)(b)	6,574	$248,563
Cache, Inc. (a)	1,918	8,900
Cambium Learning Group, Inc. (a)	2,677	2,543
Capella Education Co. (a)	1,513	52,592
Career Education Corp. (a)	7,558	50,563
Carriage Services, Inc.	2,681	22,306
Casual Male Retail Group, Inc. (a)	6,123	22,226
The Cato Corp., Class A	3,660	111,484
Chemed Corp.	2,515	152,007
Chico’s FAS, Inc.	22,123	328,305
Christopher & Banks Corp.	4,700	5,546
Citi Trends, Inc. (a)	2,119	32,717
Clean Energy Fuels Corp. (a)(b)	6,984	108,252
Coldwater Creek, Inc. (a)	10,005	5,463
Collective Brands, Inc. (a)	8,291	177,593
Collectors Universe, Inc.	1,028	15,091
Conn’s, Inc. (a)	2,277	33,700
Copart, Inc. (a)	15,111	357,980
Corinthian Colleges, Inc. (a)	10,420	30,114
dELiA*s, Inc. (a)	5,289	8,198
Destination Maternity Corp.	1,867	40,327
Dick’s Sporting Goods, Inc.	12,033	577,584
Dillard’s, Inc., Class A	4,497	286,369
Dollar General Corp. (a)(b)	29,110	1,583,293
DSW, Inc., Class A	3,283	178,595
Education Management Corp. (a)	3,496	24,297
The Finish Line, Inc., Class A	6,808	142,355
Francesca’s Holdings Corp. (a)	2,161	58,369
Fred’s, Inc., Class A	4,436	67,826
Gaiam, Inc. (a)	2,881	11,236
Geeknet, Inc. (a)	785	15,559
Genesco, Inc. (a)	3,218	193,563
Grand Canyon Education, Inc. (a)	4,661	97,601
Group 1 Automotive, Inc.	2,984	136,100
Guess?, Inc.	8,321	252,709
Haverty Furniture Cos., Inc.	2,729	30,483
hhgregg, Inc. (a)(b)	2,914	32,957
Hibbett Sports, Inc. (a)(b)	3,565	205,736
Hillenbrand, Inc.	8,285	152,278
Hot Topic, Inc.	5,595	54,216
HSN, Inc.	5,373	216,801
ITT Corp.	12,103	213,013
ITT Educational Services, Inc. (a)(b)	3,525	214,144
Jos. A. Bank Clothiers, Inc. (a)	3,607	153,153
K12, Inc. (a)	4,848	112,958
KAR Auction Services, Inc. (a)	4,151	71,356
Kirkland’s, Inc. (a)	2,230	25,087
Learning Tree International, Inc. (a)	1,011	4,418
Liquidity Services, Inc. (a)	3,089	158,126
Lithia Motors, Inc., Class A	3,063	70,602
Mac-Gray Corp.	1,882	26,517
MarineMax, Inc. (a)	3,258	30,984
Matthews International Corp., Class A	3,784	122,942

Common Stocks	Shares	Value
General Retailers (continued)
The Men’s Wearhouse, Inc.	6,693	$188,341
Monro Muffler, Inc.	4,096	136,151
Navarre Corp. (a)	6,945	11,043
New York & Co. (a)	3,761	13,088
Office Depot, Inc. (a)	37,044	80,015
OfficeMax, Inc. (a)	11,449	57,932
OpenTable, Inc. (a)	3,096	139,351
Overstock.com, Inc. (a)(b)	1,727	11,934
Pacific Sunwear of California, Inc. (a)	9,266	16,957
PC Mall, Inc. (a)	1,212	6,557
Penske Automotive Group, Inc.	5,729	121,684
The Pep Boys - Manny, Moe & Jack	6,922	68,528
Perfumania Holdings, Inc. (a)	978	8,108
PetSmart, Inc.	14,369	979,678
Pier 1 Imports, Inc.	14,669	241,012
PriceSmart, Inc.	2,454	165,670
The Providence Service Corp. (a)	2,019	27,680
RadioShack Corp.	12,557	48,219
RealNetworks, Inc.	3,840	33,178
Regis Corp.	7,516	134,987
Rent-A-Center, Inc.	7,713	260,237
Rollins, Inc.	9,798	219,181
Rue21, Inc. (a)	2,152	54,316
Rush Enterprises, Inc., Class A (a)	4,466	73,019
Saks, Inc. (a)(b)	15,050	160,282
Sally Beauty Holdings, Inc. (a)	20,911	538,249
Service Corp. International	28,713	355,180
Shoe Carnival, Inc.	2,076	44,613
Shutterfly, Inc. (a)	4,278	131,292
Signet Jewelers Ltd.	11,316	498,017
Sonic Automotive, Inc.	4,710	64,386
Sotheby’s	8,892	296,637
Stage Stores, Inc.	3,965	72,639
Stamps.com, Inc. (a)	2,287	56,420
Standard Parking Corp. (a)	2,235	48,097
Stein Mart, Inc. (a)	3,683	29,280
Stewart Enterprises, Inc., Class A	10,297	73,521
Strayer Education, Inc. (b)	1,604	174,868
Susser Holdings Corp. (a)	1,696	63,040
The Talbots, Inc. (a)	9,605	24,205
Teavana Holdings, Inc. (a)	1,072	14,504
Titan Machinery, Inc. (a)	2,329	70,732
Tractor Supply Co.	9,493	788,489
Trans World Entertainment Corp. (a)	2,400	7,440
Tuesday Morning Corp. (a)	5,896	25,294
Ulta Salon Cosmetics & Fragrance, Inc.	7,688	717,905
ValueVision Media, Inc., Class A (a)	5,705	11,866
VCA Antech, Inc. (a)	11,319	248,792
Weight Watchers International, Inc. (a)	2,460	126,838
West Marine, Inc. (a)	2,113	24,828
The Wet Seal, Inc., Class A (a)	12,627	39,901

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (concluded)
Williams-Sonoma, Inc.	11,830	$413,695
Winmark Corp.	422	24,708
Zale Corp. (a)	3,468	9,329
Zumiez, Inc. (a)	2,880	114,048
		18,255,501
Health Care Equipment & Services — 5.3%
Abaxis, Inc. (a)	2,939	108,743
Abiomed, Inc. (a)	4,504	102,781
Acadia Healthcare Co., Inc. (a)	3,088	54,164
Accretive Health, Inc. (a)	6,249	68,489
Accuray, Inc. (a)	8,553	58,503
Addus HomeCare Corp. (a)	1,608	7,895
Air Methods Corp. (a)	1,575	154,744
Alere, Inc. (a)	10,691	207,833
Align Technology, Inc. (a)(b)	8,342	279,123
Alliance Healthcare Services, Inc. (a)	5,367	5,356
Almost Family, Inc. (a)	1,191	26,607
Alphatec Holdings, Inc. (a)	8,088	14,882
Amedisys, Inc. (a)	3,923	48,841
American Caresource Holdings, Inc. (a)	8,261	5,204
AMERIGROUP Corp. (a)	6,373	420,044
Amsurg Corp. (a)	4,134	123,937
Analogic Corp.	1,635	101,370
AngioDynamics, Inc. (a)	3,495	41,975
Anika Therapeutics, Inc. (a)	1,849	25,128
Antares Pharma, Inc. (a)	12,856	46,796
ArthroCare Corp. (a)	3,706	108,512
Assisted Living Concepts, Inc.	2,539	36,105
AtriCure, Inc. (a)	1,800	17,298
Atrion Corp.	221	45,301
Bio-Rad Laboratories, Inc., Class A (a)(b)	2,664	266,427
Bio-Reference Labs, Inc. (a)	3,198	84,043
Biolase Technology, Inc. (a)	5,341	10,414
Bioscript, Inc. (a)	7,913	58,794
Bovie Medical Corp. (a)	4,326	9,950
Brookdale Senior Living, Inc. (a)	13,507	239,614
Bruker BioSciences Corp. (a)	12,364	164,565
BSD Medical Corp. (a)	3,756	6,160
Cantel Medical Corp.	3,018	82,240
Capital Senior Living Corp. (a)	3,876	41,086
Cardica, Inc. (a)	5,277	9,921
CardioNet, Inc. (a)	3,658	7,426
Cardiovascular Systems, Inc. (a)	2,486	24,338
Catalyst Health Solutions, Inc. (a)	5,769	539,055
Celsion Corp. (a)(b)	4,083	12,535
Centene Corp. (a)	6,843	206,385
Cepheid, Inc. (a)	8,759	391,965
Chindex International, Inc. (a)	2,183	21,393
Community Health Systems, Inc. (a)	12,076	338,490
Conceptus, Inc. (a)	3,495	69,271

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
CONMED Corp.	3,741	$103,513
The Cooper Cos., Inc.	6,243	497,942
Corvel Corp. (a)	969	47,481
Covance, Inc. (a)	7,363	352,320
CryoLife, Inc. (a)	4,128	21,589
Cutera, Inc. (a)	2,304	16,577
Cyberonics, Inc. (a)	3,721	167,222
Cynosure, Inc., Class A (a)	1,267	26,797
Daxor Corp.	1,030	9,218
Delcath Systems, Inc. (a)	6,740	11,121
DexCom, Inc. (a)	9,091	117,819
Echo Therapeutics, Inc. (a)	5,151	8,345
Emeritus Corp. (a)	4,018	67,623
Endologix, Inc. (a)(b)	7,139	110,226
The Ensign Group, Inc.	2,391	67,594
eResearch Technology, Inc. (a)	6,795	54,292
Escalon Medical Corp. (a)	1,399	979
Exactech, Inc. (a)	1,351	22,656
Five Star Quality Care, Inc. (a)	6,433	19,749
Fluidigm Corp. (a)	2,635	39,630
Fonar Corp. (a)	1,545	6,350
GenMark Diagnostics, Inc. (a)	3,330	14,452
Gentiva Health Services, Inc. (a)	4,042	28,011
Haemonetics Corp. (a)	3,302	244,711
Hanger Orthopedic Group, Inc. (a)	4,647	119,149
Hansen Medical, Inc. (a)	7,724	17,533
HCA Holdings, Inc.	22,072	671,651
Health Management Associates, Inc., Class A (a)	33,649	264,145
Health Net, Inc. (a)	10,990	266,727
Healthcare Services Group, Inc.	8,285	160,563
HealthSouth Corp. (a)	12,734	296,193
HealthStream, Inc. (a)	2,719	70,694
Healthways, Inc. (a)	4,489	35,822
Henry Schein, Inc. (a)	11,975	939,918
Hill-Rom Holdings, Inc.	8,211	253,309
HMS Holdings Corp. (a)	11,326	377,269
Hologic, Inc. (a)	34,845	628,604
Hooper Holmes, Inc. (a)	9,589	5,482
ICU Medical, Inc. (a)	1,632	87,116
Idexx Laboratories, Inc. (a)	7,339	705,498
Insulet Corp. (a)	5,598	119,629
Integra LifeSciences Holdings Corp. (a)	2,714	100,907
Invacare Corp.	4,295	66,272
IPC The Hospitalist Co., Inc. (a)	2,183	98,934
IRIS International, Inc. (a)	2,554	28,860
Kindred Healthcare, Inc. (a)	6,932	68,142
LCA-Vision, Inc. (a)	2,420	10,406
LHC Group, Inc. (a)	2,223	37,702
LifePoint Hospitals, Inc. (a)	6,316	258,830
Lincare Holdings, Inc.	11,427	388,747
Magellan Health Services, Inc. (a)	3,557	161,239
MAKO Surgical Corp. (a)	5,062	129,638
Masimo Corp. (a)	6,918	154,825

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
MedCath Corp.	3,087	$23,060
Medical Action Industries, Inc. (a)	2,313	8,049
MEDNAX, Inc. (a)	6,475	443,796
Medtox Scientific, Inc. (a)	1,298	34,994
MELA Sciences, Inc. (a)(b)	4,370	14,246
Meridian Bioscience, Inc.	5,509	112,714
Merit Medical Systems, Inc. (a)	5,702	78,745
Metropolitan Health Networks, Inc. (a)	5,877	56,243
MModal, Inc. (a)	5,201	67,509
Molina Healthcare, Inc. (a)	4,038	94,731
Nanosphere, Inc. (a)	5,636	12,399
National Healthcare Corp.	1,403	63,458
Natus Medical, Inc. (a)	3,994	46,410
Navidea Biopharmaceuticals, Inc. (a)	12,992	48,330
Neogen Corp. (a)	3,165	146,223
Neurometrix, Inc. (a)	655	426
NuVasive, Inc. (a)	5,831	147,874
NxStage Medical, Inc. (a)	6,830	114,471
Omnicell, Inc. (a)	4,540	66,466
OraSure Technologies, Inc. (a)	6,719	75,522
Orthofix International NV (a)(b)	2,493	102,836
Owens & Minor, Inc.	8,263	253,096
Palomar Medical Technologies, Inc. (a)	2,610	22,185
Parexel International Corp. (a)	8,007	226,038
PharMerica Corp. (a)	4,070	44,444
PSS World Medical, Inc. (a)	6,827	143,299
Psychemedics Corp.	971	9,992
Quidel Corp. (a)	4,050	63,504
RadNet, Inc. (a)	4,638	12,337
ResMed, Inc. (a)	18,957	591,458
Retractable Technologies, Inc. (a)	1,898	1,860
Rochester Medical Corp. (a)	1,820	19,583
Rockwell Medical Technologies, Inc. (a)	2,896	26,962
RTI Biologics, Inc. (a)	7,930	29,817
Select Medical Holdings Corp. (a)	5,747	58,102
Sirona Dental Systems, Inc. (a)	7,360	331,274
Skilled Healthcare Group, Inc., Class A (a)	3,199	20,090
Solta Medical, Inc. (a)	7,262	21,278
Spectranetic Corp. (a)	4,650	53,103
SRI/Surgical Express, Inc. (a)	1,445	5,318
Staar Surgical Co. (a)	4,107	31,911
Stereotaxis, Inc. (a)	9,802	2,058
Steris Corp.	6,891	216,171
Sun Healthcare Group, Inc. (a)	3,237	27,094
Sunrise Senior Living, Inc. (a)	7,233	52,729
SurModics, Inc. (a)	2,228	38,544
Symmetry Medical, Inc. (a)	4,954	42,505
Synergetics USA, Inc. (a)	3,470	15,476
Team Health Holdings, Inc. (a)	4,060	97,805
Teleflex, Inc.	5,376	327,452

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
Theragenics Corp. (a)	5,558	$11,172
ThermoGenesis Corp. (a)	5,823	5,532
Thoratec Corp. (a)	7,774	261,051
Trans1, Inc. (a)	4,020	9,970
Triple-S Management Corp. (a)	2,600	47,528
Unilife Corp. (a)	9,624	32,529
Universal American Corp. (a)	6,026	63,454
Universal Health Services, Inc., Class B	12,058	520,423
Urologix, Inc. (a)	6,008	4,626
Uroplasty, Inc. (a)	3,549	16,290
US Physical Therapy, Inc.	1,619	41,171
Utah Medical Products, Inc.	671	22,499
Vanguard Health Systems, Inc. (a)	5,398	47,988
Vascular Solutions, Inc. (a)	2,430	30,521
Vision-Sciences, Inc. (a)	5,004	7,506
Volcano Corp. (a)	7,071	202,584
WellCare Health Plans, Inc. (a)	5,664	300,192
West Pharmaceutical Services, Inc.	4,406	222,459
Wright Medical Group, Inc. (a)	5,321	113,603
Young Innovations, Inc.	831	28,661
		19,807,470
Household Goods & Home Construction — 2.1%
ACCO Brands Corp. (a)	15,044	155,555
American Greetings Corp., Class A	4,810	70,322
AT Cross Co., Class A (a)	1,404	13,857
Bassett Furniture Industries, Inc.	1,804	18,599
Beazer Homes USA, Inc. (a)	13,843	44,990
Blount International, Inc. (a)	6,811	99,781
Blyth, Inc.	1,516	52,393
Briggs & Stratton Corp.	6,351	111,079
Brookfield Residential Properties, Inc. (a)	4,346	47,371
Cavco Industries, Inc. (a)	887	45,485
Central Garden & Pet Co., Class A (a)	6,881	74,934
Church & Dwight Co., Inc.	18,325	1,016,488
Compx International, Inc.	1,337	16,846
Comstock Homebuilding Cos., Inc., Class A (a)	4,243	5,558
Dixie Group, Inc. (a)	2,471	9,390
Energizer Holdings, Inc. (a)	8,667	652,192
Ethan Allen Interiors, Inc.	3,626	72,266
Flexsteel Industries, Inc.	1,161	22,965
Forward Industries, Inc. (a)	2,823	4,912
Furniture Brands International, Inc. (a)	6,084	7,544
Herman Miller, Inc.	7,788	144,234
HNI Corp.	4,950	127,462
Hooker Furniture Corp.	1,700	20,043
Hovnanian Enterprises, Inc., Class A (a)	13,795	40,005
Interface, Inc.	7,584	103,370

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
iRobot Corp. (a)	3,786	$83,860
Jarden Corp.	10,497	441,084
KB Home	8,922	87,436
Kid Brands, Inc. (a)	2,042	4,084
Knoll, Inc.	6,388	85,727
L.S. Starrett Co., Class A	700	8,099
La-Z-Boy, Inc. (a)	7,189	88,353
Libbey, Inc. (a)	2,775	42,652
Lifetime Brands, Inc.	1,440	17,957
M/I Homes, Inc. (a)	2,549	44,149
MDC Holdings, Inc.	4,879	159,397
Meritage Homes Corp. (a)	3,565	120,996
Middleby Corp. (a)	2,510	250,021
Mohawk Industries, Inc. (a)	7,361	514,019
National Presto Industries, Inc.	666	46,467
NVR, Inc. (a)	672	571,200
Oil-Dri Corp. of America	858	18,790
Ryland Group, Inc.	5,904	151,024
The Scotts Miracle-Gro Co.	5,446	223,940
Sealy Corp. (a)(b)	8,088	14,963
Select Comfort Corp. (a)	7,448	155,812
Skyline Corp.	880	4,470
Spectrum Brands Holdings, Inc. (a)	3,315	107,970
Standard-Pacific Corp. (a)	14,414	89,223
Stanley Furniture Co., Inc. (a)	3,010	12,010
Steelcase, Inc., Class A	11,225	101,362
Summer Infant, Inc. (a)	1,416	4,644
Tempur-Pedic International, Inc. (a)	8,577	200,616
Toll Brothers, Inc. (a)	19,733	586,662
Tupperware Corp.	7,433	407,031
Virco Manufacturing Corp. (a)	2,505	4,058
WD-40 Co.	1,973	98,275
		7,723,992
Industrial Engineering — 3.1%
Accuride Corp. (a)	5,917	35,502
AGCO Corp. (a)(c)	12,788	584,795
Alamo Group, Inc.	1,237	38,805
Albany International Corp., Class A	3,489	65,279
Altra Holdings, Inc.	3,571	56,350
American Railcar Industries, Inc. (a)	1,241	33,631
Astec Industries, Inc. (a)	2,482	76,148
The Babcock & Wilcox Co. (a)	15,799	387,075
Broadwind Energy, Inc. (a)	10,745	2,904
Cascade Corp.	1,156	54,390
Ceco Environmental Corp.	1,735	13,706
Chicago Rivet & Machine Co.	352	6,600
CIRCOR International, Inc.	2,325	79,259
Clarcor, Inc.	6,626	319,108
Colfax Corp. (a)(b)	6,088	167,846
Columbus McKinnon Corp. (a)	2,620	39,536
Commercial Vehicle Group, Inc. (a)	3,771	32,506
Crane Co.	6,716	244,328

Common Stocks	Shares	Value
Industrial Engineering (continued)
Donaldson Co., Inc.	18,367	$612,907
Douglas Dynamics, Inc.	2,976	42,408
Dynamic Materials Corp.	2,030	35,180
The Eastern Co.	917	14,810
Energy Recovery, Inc. (a)	7,636	18,326
EnPro Industries, Inc. (a)	2,775	103,702
Federal Signal Corp. (a)	8,538	49,862
Flow International Corp. (a)	6,612	20,828
Franklin Electric Co., Inc.	2,536	129,666
Freightcar America, Inc.	1,642	37,717
Gardner Denver, Inc.	6,665	352,645
GATX Corp.	6,136	236,236
The Gorman-Rupp Co.	2,429	72,384
Graco, Inc.	8,113	373,847
Graham Corp.	1,551	28,880
Greenbrier Cos., Inc. (a)	3,356	58,998
H&E Equipment Services, Inc. (a)	4,069	61,157
Hardinge, Inc.	1,772	16,125
Hurco Cos., Inc. (a)	928	19,015
IDEX Corp.	11,030	429,949
John Bean Technologies Corp.	3,875	52,584
Kadant, Inc. (a)	1,632	38,270
Kaydon Corp.	4,150	88,768
Kennametal, Inc.	10,535	349,235
Key Technology, Inc. (a)	780	7,800
Kimball International, Inc., Class B	3,392	26,118
Lincoln Electric Holdings, Inc.	11,160	488,696
Lindsay Manufacturing Co.	1,682	109,162
Lydall, Inc. (a)	2,458	33,232
Manitex International, Inc. (a)	1,640	13,776
Manitowoc Co.	17,549	205,323
Materion Corp.	2,807	64,645
Meritor, Inc. (a)	13,094	68,351
Met-Pro Corp.	2,279	20,990
MFRI, Inc. (a)	1,400	9,856
Miller Industries, Inc.	1,520	24,214
Mine Safety Appliances Co.	4,265	171,624
Mueller Industries, Inc.	5,082	216,442
NACCO Industries, Inc., Class A	727	84,514
Navistar International Corp. (a)	8,221	233,230
NN, Inc. (a)	2,281	23,289
Nordson Corp.	7,889	404,627
Oshkosh Corp. (a)	12,026	251,945
Pentair, Inc.	13,038	499,095
PMFG, Inc. (a)	2,787	21,766
Robbins & Myers, Inc.	4,913	205,462
Sauer-Danfoss, Inc.	1,435	50,125
Spartan Motors, Inc.	4,415	23,135
SPX Corp.	6,760	441,563
Standex International Corp.	1,694	72,114
Sun Hydraulics, Inc.	2,718	66,020
Sypris Solutions, Inc.	1,914	13,341
Tecumseh Products Co., Class A (a)	1,934	9,767
Tennant Co.	2,271	90,726

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (concluded)
Terex Corp. (a)	14,462	$257,857
Timken Co.	10,443	478,185
Toro Co.	3,951	289,569
Trinity Industries, Inc.	10,607	264,963
Twin Disc, Inc.	1,243	22,983
Wabash National Corp. (a)	9,121	60,381
Westinghouse Air Brake Technologies Corp.	6,391	498,562
Williams Controls, Inc.	1,211	14,653
Woodward, Inc.	7,634	301,085
		11,620,453
Industrial Metals & Mining — 0.8%
AK Steel Holding Corp. (b)	14,617	85,802
Ampco-Pittsburgh Corp.	1,202	22,033
Carpenter Technology Corp.	6,106	292,111
Century Aluminum Co. (a)	8,427	61,770
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	15,222	192,406
Friedman Industries, Inc.	1,328	13,506
Globe Specialty Metals, Inc.	7,138	95,863
Handy & Harman Ltd. (a)	989	13,332
Haynes International, Inc.	1,651	84,102
Horsehead Holding Corp. (a)	5,905	58,814
Kaiser Aluminum Corp.	2,262	117,262
McEwen Mining, Inc. (a)	27,499	82,772
Metals USA Holdings Corp. (a)	2,078	33,061
Noranda Aluminum Holding Corp.	4,533	36,083
Olympic Steel, Inc.	1,358	22,298
Reliance Steel & Aluminum Co.	9,963	503,131
RTI International Metals, Inc. (a)(b)	4,083	92,398
Southern Copper Corp.	22,721	715,939
Steel Dynamics, Inc.	29,038	341,197
Synalloy Corp.	997	11,366
TMS International Corp. (a)	1,721	17,158
Universal Stainless & Alloy Products, Inc. (a)	1,028	42,251
Uranium Energy Corp. (a)	12,021	27,528
Uranium Resources, Inc. (a)	20,307	12,594
USEC, Inc. (a)(b)	16,407	16,243
Worthington Industries, Inc.	7,188	147,138
		3,138,158
Industrial Transportation — 1.8%
Air Lease Corp. (a)	9,747	188,994
Air Transport Services Group, Inc. (a)	7,478	38,886
Aircastle Ltd.	6,291	75,807
Arkansas Best Corp.	3,111	39,199
Atlas Air Worldwide Holdings, Inc. (a)	3,432	149,326
Baltic Trading Ltd.	2,090	7,190
CAI International, Inc. (a)	1,765	35,088
Celadon Group, Inc.	3,122	51,138
Con-way, Inc.	7,358	265,697

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Covenant Transport Group, Inc., Class A (a)	1,992	$7,410
DHT Holdings, Inc.	9,030	5,638
Eagle Bulk Shipping, Inc. (a)(b)	2,191	6,924
Echo Global Logistics, Inc. (a)	2,297	43,781
Forward Air Corp.	3,734	120,496
Frozen Food Express Industries, Inc. (a)	3,928	4,321
Genco Shipping & Trading Ltd. (a)	5,201	15,863
Genesee & Wyoming, Inc., Class A (a)	5,222	275,930
Heartland Express, Inc.	6,718	96,135
HUB Group, Inc., Class A (a)	4,973	180,023
International Shipholding Corp.	1,032	19,464
J.B. Hunt Transport Services, Inc.	12,851	765,920
Kansas City Southern	14,549	1,012,028
Kirby Corp. (a)	7,412	348,957
Knight Transportation, Inc.	7,339	117,351
Landstar System, Inc.	6,208	321,078
Marten Transport Ltd.	2,036	43,285
Matson, Inc.	5,518	293,833
Old Dominion Freight Line, Inc. (a)	7,230	312,987
Overseas Shipholding Group, Inc. (b)	3,383	37,585
P.A.M. Transportation Services, Inc.	847	8,174
Pacer International, Inc. (a)	4,839	26,227
Patriot Transportation Holding, Inc. (a)	1,232	28,989
PHH Corp. (a)	7,580	132,498
Quality Distribution, Inc. (a)	3,133	34,745
Railamerica, Inc. (a)	2,770	67,034
Rand Logistics, Inc. (a)	2,686	22,831
Roadrunner Transportation Systems, Inc. (a)	1,860	31,415
Saia, Inc. (a)	2,185	47,830
Ship Finance International Ltd.	5,574	87,122
Swift Transportation Co. (a)	10,007	94,566
TAL International Group, Inc.	3,488	116,813
Teekay Corp.	5,267	154,218
Textainer Group Holdings Ltd.	2,422	89,372
Universal Truckload Services, Inc.	676	10,225
USA Truck, Inc. (a)	1,407	6,627
UTI Worldwide, Inc.	13,366	195,277
Werner Enterprises, Inc.	6,625	158,271
Wesco Aircraft Holdings, Inc. (a)	2,855	36,344
Willis Lease Finance Corp. (a)	1,356	16,706
World Fuel Services Corp.	9,445	359,193
XPO Logistics, Inc. (a)	2,368	39,782
YRC Worldwide, Inc. (a)	972	6,843
		6,651,436
IT Services — 0.2%
Alliance Data Systems Corp. (a)	6,682	902,070

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Goods — 0.8%
Activision Blizzard, Inc.	54,562	$654,198
Arctic Cat, Inc. (a)	1,640	59,958
Black Diamond, Inc. (a)	3,756	35,494
Brunswick Corp.	11,850	263,307
Callaway Golf Co.	8,236	48,675
Drew Industries, Inc. (a)	2,672	74,415
DTS, Inc. (a)	2,281	59,488
Emerson Radio Corp. (a)	4,864	9,874
Escalade, Inc.	1,740	9,640
Glu Mobile, Inc. (a)(b)	7,846	43,545
Jakks Pacific, Inc.	2,865	45,869
Koss Corp.	1,133	6,039
Leapfrog Enterprises, Inc. (a)	6,368	65,336
Majesco Entertainment Co. (a)(b)	6,877	13,754
Marine Products Corp.	1,997	12,142
Meade Instruments Corp. (a)	433	1,602
Nautilus, Inc. (a)	4,489	14,859
Polaris Industries, Inc.	8,622	616,301
Pool Corp.	6,415	259,551
RealD, Inc. (a)	5,441	81,397
Skullcandy, Inc. (a)	2,357	33,352
Steinway Musical Instruments, Inc. (a)	1,110	27,195
Take-Two Interactive Software, Inc. (a)	12,102	114,485
Thor Industries, Inc.	5,950	163,089
THQ, Inc. (a)(b)	12,179	7,551
TiVo, Inc. (a)	16,208	134,040
Universal Electronics, Inc. (a)	2,107	27,749
Winnebago Industries, Inc. (a)	4,208	42,880
		2,925,785
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	7,737	85,184
Amerisafe, Inc. (a)	2,646	68,664
Atlantic American Corp.	1,107	3,044
Citizens, Inc. (a)	5,619	54,785
CNO Financial Group, Inc.	28,940	225,732
eHealth, Inc. (a)	2,660	42,853
Employers Holdings, Inc.	4,300	77,572
FBL Financial Group, Inc., Class A	1,529	42,827
Independence Holding Co.	1,336	13,160
Kansas City Life Insurance Co.	499	17,560
National Western Life Insurance Co., Class A	257	36,473
The Phoenix Cos., Inc. (a)	14,095	26,076
Presidential Life Corp.	2,660	26,148
Primerica, Inc.	5,170	138,194
Protective Life Corp.	10,624	312,452
Stancorp Financial Group, Inc.	5,726	212,778
Symetra Financial Corp.	9,890	124,812
		1,508,314
Media — 3.4%
Acxiom Corp. (a)	10,473	158,247

Common Stocks	Shares	Value
Media (continued)
AH Belo Corp.	2,700	$10,854
AMC Networks, Inc., Class A (a)	7,902	280,916
Arbitron, Inc.	3,523	123,305
Ascent Capital Group, Inc., Class A (a)	1,966	101,741
Avid Technology, Inc. (a)	3,956	29,393
Bankrate, Inc. (a)	6,175	113,558
Beasley Broadcasting Group, Inc., Class A (a)	1,114	6,562
Belo Corp., Class A	12,235	78,793
Charter Communications, Inc. (a)	5,317	376,816
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	32,159
ComScore, Inc. (a)	5,116	84,209
Constant Contact, Inc. (a)	4,239	75,793
Courier Corp.	1,599	21,187
Crown Media Holdings, Inc., Class A (a)	4,523	7,915
CSS Industries, Inc.	1,288	26,468
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	8,133	24,480
Demand Media, Inc. (a)	4,924	55,149
Dex One Corp. (a)	7,319	6,843
Digital Generation, Inc. (a)	3,375	41,749
DISH Network Corp., Class A	27,590	787,695
Dolby Laboratories, Inc., Class A (a)	6,633	273,943
DreamWorks Animation SKG, Inc., Class A (a)	9,025	172,017
Emmis Communications Corp., Class A (a)	5,833	10,733
Entercom Communications Corp. (a)	3,372	20,299
Entravision Communications Corp., Class A	7,479	9,050
ePocrates, Inc. (a)	2,140	17,163
EW Scripps Co. (a)	4,266	40,996
FactSet Research Systems, Inc.	5,494	510,612
Fisher Communications, Inc. (a)	769	23,001
Gray Television, Inc. (a)	7,124	10,472
Groupon, Inc. (a)	43,608	463,553
Harte-Hanks, Inc.	6,055	55,343
Hollywood Media Corp. (a)	10,217	12,260
IHS, Inc., Class A (a)	6,433	693,027
John Wiley & Sons, Inc., Class A	6,908	338,423
Journal Communications, Inc., Class A (a)	5,439	28,065
Knology, Inc. (a)	4,525	89,007
Lamar Advertising Co., Class A (a)	7,783	222,594
Liberty Global, Inc., Class A (a)	34,348	1,704,691
Liberty Interactive Corp., Class A (a)	80,087	1,424,748
Liberty Media Corp. - Liberty Capital (a)	15,195	1,335,792
Lin TV Corp., Class A (a)	5,422	16,374

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Live Nation Entertainment, Inc. (a)	21,506	$197,425
Local.com Corp. (a)	4,961	12,006
LodgeNet Interactive Corp. (a)	3,237	4,241
Marchex, Inc., Class B	3,506	12,657
Martha Stewart Living Omnimedia, Inc., Class A	3,881	13,195
McClatchy Co., Class A (a)	6,806	14,973
Media General, Inc., Class A (a)(b)	2,100	9,681
Meredith Corp. (b)	4,725	150,917
Morningstar, Inc.	3,467	200,531
National CineMedia, Inc.	7,739	117,401
New Frontier Media, Inc. (a)	3,965	6,503
The New York Times Co., Class A (a)(b)	17,310	135,018
Nexstar Broadcasting Group, Inc., Class A (a)	2,051	13,824
Nielsen Holdings NV (a)	9,388	246,153
Outdoor Channel Holdings, Inc.	1,898	13,874
Pandora Media, Inc. (a)(b)	8,720	94,786
PDI, Inc. (a)	1,936	15,953
QuinStreet, Inc. (a)	4,016	37,188
Radio One, Inc., Class D (a)	7,441	6,980
Saga Communications, Inc. (a)	422	15,660
Salem Communications Corp., Class A	1,460	7,986
Schawk, Inc.	1,413	17,945
Scholastic Corp.	3,238	91,182
Sinclair Broadcast Group, Inc., Class A	6,554	59,379
Sirius XM Radio, Inc. (a)	504,666	933,632
Spanish Broadcasting System, Inc. (a)	654	2,655
SPAR Group, Inc. (a)	1,400	1,610
SuperMedia, Inc. (a)	3,079	7,698
TechTarget, Inc. (a)	3,344	16,854
TheStreet.com, Inc.	7,238	10,857
Valassis Communications, Inc. (a)(b)	5,746	124,976
Value Line, Inc.	420	4,994
ValueClick, Inc. (a)	11,203	183,617
WebMD Health Corp., Class A (a)(b)	6,184	126,834
WebMediaBrands, Inc. (a)	10,094	6,359
XO Group, Inc. (a)	4,337	38,469
		12,870,008
Mining — 0.8%
Allied Nevada Gold Corp. (a)(b)	10,983	311,698
AMCOL International Corp.	3,600	101,916
Arch Coal, Inc.	28,054	193,292
Cloud Peak Energy, Inc. (a)	8,285	140,099
Coeur d’Alene Mines Corp. (a)	11,890	208,788
Compass Minerals International, Inc.	4,366	333,038
General Moly, Inc. (a)	9,225	28,967

Common Stocks	Shares	Value
Mining (concluded)
Golden Minerals Co. (a)(b)	4,339	$19,569
Hecla Mining Co.	37,050	175,987
James River Coal Co. (a)(b)	4,899	13,276
Molycorp, Inc. (a)	8,197	176,645
Patriot Coal Corp. (a)(b)	12,295	15,000
Royal Gold, Inc.	7,833	614,107
Solitario Exploration & Royalty Corp. (a)	7,850	10,362
Stillwater Mining Co. (a)	15,479	132,191
SunCoke Energy, Inc. (a)	9,455	138,516
Timberline Resources Corp. (a)(b)	15,011	4,203
Vista Gold Corp. (a)	10,569	30,756
Walter Industries, Inc.	8,310	366,970
Westmoreland Coal Co. (a)	1,924	15,488
		3,030,868
Mobile Telecommunications — 0.5%
Atlantic Tele-Network, Inc.	1,327	44,760
Globalstar, Inc. (a)(b)	15,196	4,863
Iridium Communications, Inc. (a)	6,811	61,026
Leap Wireless International, Inc. (a)	8,467	54,443
NII Holdings, Inc. (a)	22,719	232,415
NTELOS Holdings Corp.	1,992	37,549
ORBCOMM, Inc. (a)	6,188	20,173
SBA Communications Corp., Class A (a)(b)	16,234	926,150
Shenandoah Telecom Co.	3,146	42,817
Telephone & Data Systems, Inc.	12,503	266,189
U.S. Cellular Corp. (a)	1,750	67,585
USA Mobility, Inc.	3,008	38,683
		1,796,653
Nonlife Insurance — 3.6%
21st Century Holding Co. (a)	2,406	9,624
Alleghany Corp. (a)	2,255	766,136
Allied World Assurance Co. Holdings AG	4,899	389,324
American Financial Group, Inc.	11,295	443,103
American National Insurance Co.	1,712	122,014
American Safety Insurance Holdings Ltd. (a)	1,595	29,906
AmTrust Financial Services, Inc.	3,218	95,607
Arch Capital Group Ltd. (a)	17,849	708,427
Argo Group International Holdings Ltd.	4,044	118,368
Arthur J. Gallagher & Co.	15,714	551,090
Aspen Insurance Holdings Ltd.	9,243	267,123
Assured Guaranty Ltd.	21,974	309,833
Axis Capital Holdings Ltd.	16,979	552,666
Baldwin & Lyons, Inc., Class B	1,436	33,373
Brown & Brown, Inc.	15,404	420,067
CNA Financial Corp.	3,661	101,483
Donegal Group, Inc., Class A	1,498	19,893
Eastern Insurance Holdings, Inc.	1,380	23,460
EMC Insurance Group, Inc.	901	18,200

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
Endurance Specialty Holdings Ltd.	5,652	$216,585
Enstar Group Ltd. (a)	1,329	131,491
Erie Indemnity Co., Class A	3,628	259,801
Everest Re Group Ltd.	5,740	594,033
First Acceptance Corp. (a)	1,327	1,778
First American Financial Corp.	13,933	236,304
Flagstone Reinsurance Holdings SA	7,562	60,572
Global Indemnity Plc (a)	1,928	39,042
Greenlight Capital Re Ltd. (a)(b)	4,205	106,891
The Hanover Insurance Group, Inc.	5,880	230,084
HCC Insurance Holdings, Inc.	13,415	421,231
Hilltop Holdings, Inc. (a)	5,806	59,860
Horace Mann Educators Corp.	5,277	92,242
Infinity Property & Casualty Corp.	1,576	90,888
Kemper Corp.	5,699	175,244
Life Partners Holdings, Inc.	2,288	4,873
Maiden Holdings Ltd.	8,764	76,071
Markel Corp. (a)(b)	1,296	572,443
MBIA, Inc. (a)	20,234	218,730
Meadowbrook Insurance Group, Inc.	6,795	59,728
Mercury General Corp.	3,553	148,053
Montpelier Re Holdings Ltd.	7,709	164,125
National Interstate Corp.	1,186	31,536
Navigators Group, Inc. (a)	1,575	78,829
Old Republic International Corp.	32,232	267,203
OneBeacon Insurance Group Ltd.	2,826	36,794
PartnerRe Ltd.	8,428	637,747
Platinum Underwriters Holdings Ltd.	4,578	174,422
ProAssurance Corp.	3,841	342,195
Reinsurance Group of America, Inc.	9,713	516,829
RenaissanceRe Holdings Ltd.	6,800	516,868
RLI Corp.	2,341	159,656
Safety Insurance Group, Inc.	1,937	78,720
SeaBright Holdings, Inc.	3,366	29,924
Selective Insurance Group, Inc.	7,089	123,419
State Auto Financial Corp.	1,862	26,161
Tower Group, Inc.	4,775	99,654
United Fire Group, Inc.	3,007	64,139
Universal Insurance Holdings, Inc.	4,307	14,687
Validus Holdings Ltd.	11,397	365,046
W.R. Berkley Corp.	14,905	580,103
White Mountains Insurance Group, Inc. (b)	788	411,139
		13,494,837
Oil & Gas Producers — 3.1%
Abraxas Petroleum Corp. (a)	13,808	44,048
Adams Resources & Energy, Inc.	322	13,498
Alon USA Energy, Inc.	2,109	17,842
Apco Oil and Gas International, Inc.	1,288	23,248

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Approach Resources, Inc. (a)	2,782	$71,052
ATP Oil & Gas Corp. (a)(b)	6,727	22,737
Barnwell Industries, Inc. (a)	1,930	5,732
Berry Petroleum Co., Class A	7,179	284,719
Bill Barrett Corp. (a)	5,827	124,814
BPZ Resources, Inc. (a)(b)	15,183	38,413
Brenham Oil+Gas Corp. (a)	5,673	340
Callon Petroleum Co. (a)	5,471	23,306
Carrizo Oil & Gas, Inc. (a)	4,756	111,814
Cheniere Energy, Inc. (a)	24,969	368,043
Cimarex Energy Co.	11,358	626,053
Clayton Williams Energy, Inc. (a)	1,269	61,394
Cobalt International Energy, Inc. (a)	25,020	587,970
Comstock Resources, Inc. (a)	6,468	106,205
Concho Resources, Inc. (a)	13,806	1,175,167
Contango Oil & Gas Co. (a)	1,785	105,672
Continental Resources, Inc. (a)	7,714	513,907
CREDO Petroleum Corp. (a)	1,417	20,504
CVR Energy, Inc. (a)	2,324	61,772
Delek US Holdings, Inc.	2,084	36,658
Double Eagle Pete & Mining Co. (a)	2,590	11,344
Endeavour International Corp. (a)	5,168	43,411
Energen Corp.	9,610	433,699
Energy Partners Ltd. (a)	3,914	66,147
Evolution Petroleum Corp. (a)	3,828	31,926
EXCO Resources, Inc.	20,058	152,240
Forest Oil Corp. (a)	15,749	115,440
FX Energy, Inc. (a)	7,352	43,744
Gasco Energy, Inc. (a)	5,700	998
Gastar Exploration Ltd. (a)	8,271	15,963
GeoMet, Inc. (a)	7,532	2,408
GeoPetro Resources Co. (a)	9,626	1,155
GeoResources, Inc. (a)	3,026	110,782
GMX Resources, Inc. (a)	8,292	6,725
Goodrich Petroleum Corp. (a)	3,805	52,737
Gulfport Energy Corp. (a)	6,149	126,854
Halcon Resources Corp. (a)(b)	4,165	39,318
Harvest Natural Resources, Inc. (a)	5,394	46,119
HollyFrontier Corp.	25,817	914,696
Houston American Energy Corp. (a)	2,579	2,888
Hyperdynamics Corp. (a)	19,302	16,177
Isramco, Inc. (a)	212	23,320
Kodiak Oil & Gas Corp. (a)	35,431	290,889
Laredo Petroleum Holdings, Inc. (a)	2,670	55,536
Magellan Petroleum Corp. (a)	8,484	9,332
Magnum Hunter Resources Corp. (a)	22,729	95,007
McMoRan Exploration Co. (a)(b)	14,533	184,133
Miller Energy Resources, Inc. (a)	4,588	22,940
Northern Oil and Gas, Inc. (a)	8,742	139,347
Oasis Petroleum, Inc. (a)	9,471	229,009

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
Panhandle Oil & Gas, Inc.	1,224	$36,891
PDC Energy, Inc. (a)	4,061	99,576
Penn Virginia Corp.	6,206	45,552
Petroquest Energy, Inc. (a)	8,268	41,340
Plains Exploration & Production Co. (a)	17,219	605,764
PostRock Energy Corp. (a)	1,910	3,037
Quicksilver Resources, Inc. (a)(b)	16,252	88,086
Resolute Energy Corp. (a)	7,182	68,732
Rex Energy Corp. (a)	6,156	69,009
Rosetta Resources, Inc. (a)	7,144	261,756
SandRidge Energy, Inc. (a)(b)	51,197	342,508
SM Energy Co.	8,500	417,435
Stone Energy Corp. (a)	6,603	167,320
Swift Energy Co. (a)	5,722	106,486
Syntroleum Corp. (a)	11,960	8,073
Targa Resources, Inc.	4,495	191,937
Tri-Valley Corp. (a)	9,954	249
Ultra Petroleum Corp. (a)	20,164	465,184
US Energy Corp. - Wyoming (a)	4,911	11,590
Vaalco Energy, Inc. (a)	7,792	67,245
Venoco, Inc. (a)	4,577	45,816
Voyager Oil & Gas, Inc. (a)	8,016	14,108
W&T Offshore, Inc.	4,840	74,052
Warren Resources, Inc. (a)	9,939	23,854
Western Refining, Inc.	7,398	164,753
Whiting Petroleum Corp. (a)	15,587	640,937
ZaZa Energy Corp. (a)	3,911	17,678
Zion Oil & Gas, Inc. (a)(b)	6,336	9,948
		11,818,108
Oil Equipment, Services & Distribution — 2.1%
Atwood Oceanics, Inc. (a)	7,579	286,789
Basic Energy Services, Inc. (a)	4,247	43,829
Bolt Technology Corp.	1,419	21,299
Bristow Group, Inc.	4,498	182,934
C&J Energy Services, Inc. (a)	6,205	114,792
Cal Dive International, Inc. (a)	12,779	37,059
CARBO Ceramics, Inc. (b)	2,660	204,102
Chart Industries, Inc. (a)	3,931	270,296
Crosstex Energy, Inc.	6,597	92,358
Dawson Geophysical Co. (a)	1,228	29,251
Dresser-Rand Group, Inc. (a)	10,113	450,433
Dril-Quip, Inc. (a)(b)	4,834	317,062
Exterran Holdings, Inc. (a)	8,546	108,962
Flotek Industries, Inc. (a)	6,766	63,194
Forbes Energy Services Ltd. (a)	2,153	10,119
Geokinetics, Inc. (a)(b)	3,468	965
Global Geophysical Services, Inc. (a)	3,029	18,537
Gulf Island Fabrication, Inc.	1,799	50,750
Gulfmark Offshore, Inc., Class A (a)	3,555	121,012
Helix Energy Solutions Group, Inc. (a)	13,459	220,862

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Hercules Offshore, Inc. (a)	21,217	$75,108
Hornbeck Offshore Services, Inc. (a)	4,398	170,554
ION Geophysical Corp. (a)	15,924	104,939
Key Energy Services, Inc. (a)	20,148	153,125
Lufkin Industries, Inc.	4,482	243,462
Matrix Service Co. (a)	3,490	39,612
McDermott International, Inc. (a)	30,671	341,675
Mitcham Industries, Inc. (a)	1,728	29,324
Natural Gas Services Group, Inc. (a)	1,996	29,581
Newpark Resources, Inc. (a)	12,110	71,449
Oceaneering International, Inc.	14,443	691,242
OGE Energy Corp.	13,111	679,019
Oil States International, Inc. (a)	6,873	454,993
OYO Geospace Corp. (a)	868	78,111
Parker Drilling Co. (a)	16,260	73,333
Patterson-UTI Energy, Inc.	20,445	297,679
PHI, Inc. (a)	1,975	54,925
Pioneer Drilling Co. (a)	8,275	65,952
RPC, Inc. (b)	9,839	116,986
SEACOR Holdings, Inc. (a)	2,793	249,638
SemGroup Corp. (a)	5,051	161,278
Superior Energy Services, Inc. (a)	21,019	425,214
Tesco Corp. (a)	4,332	51,984
Tetra Technologies, Inc. (a)	10,217	72,847
TGC Industries, Inc. (a)	2,499	24,265
Tidewater, Inc.	6,918	320,718
Union Drilling, Inc. (a)	1,918	8,593
Unit Corp. (a)	6,468	238,605
Willbros Group, Inc. (a)	6,936	44,807
		8,013,623
Personal Goods — 1.4%
American Apparel, Inc. (a)	4,944	4,240
Carter’s, Inc. (a)	6,717	353,314
Charles & Colvard Ltd. (a)	3,457	13,033
Cherokee, Inc.	1,420	19,781
Columbia Sportswear Co.	1,910	102,414
Crocs, Inc. (a)(b)	11,974	193,380
Culp, Inc.	1,551	15,898
Deckers Outdoor Corp. (a)	5,132	225,859
Delta Apparel, Inc. (a)	1,207	16,488
Elizabeth Arden, Inc. (a)	3,624	140,647
Female Health Co.	3,365	19,753
Fifth & Pacific Cos., Inc. (a)	12,714	136,421
G-III Apparel Group Ltd. (a)	2,178	51,597
Hanesbrands, Inc. (a)	12,928	358,493
Heelys, Inc. (a)	4,690	8,958
Helen of Troy Ltd. (a)	3,904	132,307
Iconix Brand Group, Inc. (a)	9,406	164,323
Inter Parfums, Inc.	2,065	35,663
Joe’s Jeans, Inc. (a)	9,399	9,869
The Jones Group, Inc.	10,763	102,894
K-Swiss, Inc., Class A (a)(b)	3,783	11,652

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Goods (concluded)
Kenneth Cole Productions, Inc., Class A (a)	1,658	$24,953
Lacrosse Footwear, Inc.	1,243	13,536
Lakeland Industries, Inc. (a)	913	6,455
Maidenform Brands, Inc. (a)	3,183	63,405
Michael Kors Holdings Ltd. (a)	5,611	234,764
Movado Group, Inc.	2,427	60,724
Nu Skin Enterprises, Inc., Class A	7,740	363,006
Orchids Paper Products Co.	1,117	19,749
Oxford Industries, Inc.	1,923	85,958
Perry Ellis International, Inc. (a)	1,942	40,296
Physicians Formula Holdings, Inc. (a)	1,994	6,959
PVH Corp.	8,620	670,550
Quiksilver, Inc. (a)	17,748	41,353
R.G. Barry Corp.	1,521	20,670
Revlon, Inc., Class A (a)	1,816	25,842
Rocky Brands, Inc. (a)	1,306	17,226
Skechers U.S.A., Inc., Class A (a)(b)	5,417	110,344
Steven Madden Ltd. (a)	5,417	171,990
Superior Uniform Group, Inc.	938	11,491
Tandy Brands Accessories, Inc. (a)	1,401	2,031
True Religion Apparel, Inc.	3,475	100,705
Under Armour, Inc., Class A (a)	5,154	486,950
Unifi, Inc. (a)	2,216	25,107
Vera Bradley, Inc. (a)	3,179	67,013
The Warnaco Group, Inc. (a)	5,486	233,594
Weyco Group, Inc.	1,172	27,167
Wolverine World Wide, Inc.	6,430	249,355
		5,298,177
Pharmaceuticals & Biotechnology — 5.0%
Aastrom Biosciences, Inc. (a)(b)	6,446	13,859
Acadia Pharmaceuticals, Inc. (a)	7,718	13,584
Achillion Pharmaceuticals, Inc. (a)	6,385	39,587
Acorda Therapeutics, Inc. (a)	5,340	125,810
Acura Pharmaceuticals, Inc. (a)(b)	3,065	9,624
Aegerion Pharmaceuticals, Inc. (a)	2,102	31,194
Affymax, Inc. (a)	4,896	63,060
Affymetrix, Inc. (a)	8,572	40,203
Agenus, Inc. (a)	3,301	17,297
Akorn, Inc. (a)	8,979	141,599
Albany Molecular Research, Inc. (a)	3,064	7,813
Alexza Pharmaceuticals, Inc. (a)	1,124	4,766
Alkermes Plc (a)	13,019	220,932
Allos Therapeutics, Inc. (a)	9,140	16,361
Alnylam Pharmaceuticals, Inc. (a)	6,241	72,832
AMAG Pharmaceuticals, Inc. (a)	2,967	45,692
Amicus Therapeutics, Inc. (a)	3,656	20,108
Ampio Pharmaceuticals, Inc. (a)(b)	4,038	20,513
Amylin Pharmaceuticals, Inc. (a)	19,512	550,824
Anacor Pharmaceuticals, Inc. (a)	3,459	22,449
Anthera Pharmaceuticals, Inc. (a)	2,838	1,919
Apricus Biosciences, Inc. (a)(b)	3,055	10,448

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
ARCA Biopharma, Inc. (a)	4,416	$2,206
Arena Pharmaceuticals, Inc. (a)	26,373	263,203
Ariad Pharmaceuticals, Inc. (a)	22,271	383,284
Arqule, Inc. (a)	8,469	50,221
Array Biopharma, Inc. (a)	12,297	42,671
AspenBio Pharma, Inc. (a)	59	111
Astex Pharmaceuticals (a)	13,565	28,351
Auxilium Pharmaceuticals, Inc. (a)(b)	6,479	174,220
Avanir Pharmaceuticals, Inc. (a)(b)	18,752	73,508
AVEO Pharmaceuticals, Inc. (a)	5,974	72,644
AVI BioPharma, Inc. (a)	17,430	10,911
BioCryst Pharmaceuticals, Inc. (a)	6,352	25,281
Biodel, Inc. (a)	1,918	4,948
BioDelivery Sciences International, Inc. (a)	4,044	18,117
BioMarin Pharmaceutical, Inc. (a)	15,275	604,584
BioMimetic Therapeutics, Inc. (a)	3,485	9,166
Biosante Pharmaceuticals, Inc. (a)	2,773	7,071
BioTime, Inc. (a)	4,191	19,279
Cadence Pharmaceuticals, Inc. (a)	8,551	30,527
CEL-SCI Corp. (a)(b)	23,000	8,809
Cell Therapeutics, Inc. (a)(b)	26,133	15,157
Celldex Therapeutics, Inc. (a)	8,336	43,264
Cerus Corp. (a)	7,523	24,976
Charles River Laboratories International, Inc. (a)	6,636	217,395
Chelsea Therapeutics International, Inc. (a)	9,668	14,309
Cleveland BioLabs, Inc. (a)	6,487	10,185
Columbia Laboratories, Inc. (a)	12,022	8,175
Complete Genomics, Inc. (a)(b)	2,684	4,992
Corcept Therapeutics, Inc. (a)	9,581	43,019
Coronado Biosciences, Inc. (a)	2,486	12,554
Cubist Pharmaceuticals, Inc. (a)	8,471	321,136
Cumberland Pharmaceuticals, Inc. (a)	2,183	14,102
Curis, Inc. (a)(b)	11,518	62,197
Cytokinetics, Inc. (a)	12,278	7,864
Cytori Therapeutics, Inc. (a)	8,052	21,740
CytRx Corp. (a)	3,528	16,158
Dendreon Corp. (a)(b)	20,564	152,174
Depomed, Inc. (a)(b)	7,103	40,416
Discovery Laboratories, Inc. (a)	5,789	13,430
Durect Corp. (a)	15,462	14,066
Dusa Pharmaceuticals, Inc. (a)	3,824	19,961
Dyax Corp. (a)	14,302	30,463
Dynavax Technologies Corp. (a)	19,753	85,333
Emergent Biosolutions, Inc. (a)	3,175	48,101
Endo Health Solutions, Inc. (a)	15,569	482,328
Endocyte, Inc. (a)	4,668	38,371
Entremed, Inc. (a)	2,441	4,491
Enzo Biochem, Inc. (a)	5,665	9,461
Enzon Pharmaceuticals, Inc. (a)	5,601	38,479
Exact Sciences Corp. (a)	8,035	86,135

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Exelixis, Inc. (a)	19,670	$108,775
Furiex Pharmaceuticals, Inc. (a)	1,224	25,643
Galena Biopharma, Inc. (a)	9,483	15,647
Gen-Probe, Inc. (a)	6,415	527,313
Genomic Health, Inc. (a)	2,797	93,420
GenVec, Inc. (a)	3,691	8,785
Geron Corp. (a)	17,936	30,850
GTx, Inc. (a)	4,299	15,175
Halozyme Therapeutics, Inc. (a)	12,484	110,608
Harvard Bioscience, Inc. (a)	4,267	16,087
Hemispherx Biopharma, Inc. (a)	9,683	2,692
Hi-Tech Pharmacal Co., Inc. (a)	1,430	46,332
Human Genome Sciences, Inc. (a)	30,844	404,982
Idenix Pharmaceuticals, Inc. (a)	10,534	108,500
Idera Pharmaceuticals, Inc. (a)	6,210	6,645
Illumina, Inc. (a)	16,159	652,662
ImmunoGen, Inc. (a)	10,323	173,220
Immunomedics, Inc. (a)	10,447	37,296
Impax Laboratories, Inc. (a)	8,907	180,545
Incyte Corp. (a)	13,233	300,389
Infinity Pharmaceuticals, Inc. (a)	2,883	39,093
Inovio Pharmaceuticals, Inc. (a)	16,169	7,438
Insmed, Inc. (a)	3,350	10,921
InterMune, Inc. (a)	8,793	105,076
Ironwood Pharmaceuticals, Inc. (a)	10,125	139,522
Isis Pharmaceuticals, Inc. (a)	12,806	153,672
Jazz Pharmaceuticals Plc (a)	4,550	204,795
K-V Pharmaceutical Co., Class A (a)(b)	10,011	5,406
Keryx Biopharmaceuticals, Inc. (a)	9,412	16,942
Lexicon Genetics, Inc. (a)	33,459	75,283
Ligand Pharmaceuticals, Inc. (a)	2,736	46,348
Luminex Corp. (a)	5,671	138,883
MannKind Corp. (a)	12,951	29,658
MAP Pharmaceuticals, Inc. (a)	3,539	53,014
Maxygen, Inc. (a)	4,470	26,641
The Medicines Co. (a)	7,361	168,861
Medicis Pharmaceutical Corp., Class A	7,867	268,658
Medivation, Inc. (a)	4,862	444,387
Momenta Pharmaceuticals, Inc. (a)(b)	6,066	82,012
Myrexis, Inc. (a)	4,574	11,938
Myriad Genetics, Inc. (a)	11,344	269,647
Nabi Biopharmaceuticals (a)	6,627	10,471
Nektar Therapeutics (a)	15,605	125,932
Neuralstem, Inc. (a)	7,812	7,187
Neurocrine Biosciences, Inc. (a)	9,037	71,483
Novavax, Inc. (a)	16,164	25,216
NPS Pharmaceuticals, Inc. (a)	12,128	104,422
Obagi Medical Products, Inc. (a)	2,731	41,702
OncoGenex Pharmaceutical, Inc. (a)	2,045	27,485
Oncothyreon, Inc. (a)	8,110	37,955
Onyx Pharmaceuticals, Inc. (a)	8,464	562,433

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Opko Health, Inc. (a)(b)	22,173	$101,996
Optimer Pharmaceuticals, Inc. (a)(b)	5,949	92,328
Orexigen Therapeutics, Inc. (a)	5,073	28,104
Osiris Therapeutics, Inc. (a)(b)	2,998	32,888
Oxigene, Inc. (a)(b)	2,431	1,339
Pacific Biosciences of California, Inc. (a)	6,221	13,500
Pain Therapeutics, Inc. (a)	5,722	26,836
Palatin Technologies, Inc. (a)	9,887	4,943
Par Pharmaceutical Cos., Inc. (a)	4,829	174,520
PDL BioPharma, Inc.	19,313	128,045
Peregrine Pharmaceuticals, Inc. (a)	15,877	8,578
Pernix Therapeutics Holdings, Inc. (a)	1,483	10,811
Pharmacyclics, Inc. (a)	7,103	387,895
Pozen, Inc. (a)	3,752	23,412
Prestige Brands Holdings, Inc. (a)(b)	6,830	107,982
Progenics Pharmaceuticals, Inc. (a)	4,347	42,514
Questcor Pharmaceuticals, Inc. (a)	7,811	415,858
Raptor Pharmaceutical Corp. (a)(b)	6,967	38,946
Regeneron Pharmaceuticals, Inc. (a)	9,677	1,105,307
Repligen Corp. (a)	4,759	20,464
Repros Therapeutics, Inc. (a)	2,399	21,783
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	5,467
Rigel Pharmaceuticals, Inc. (a)	9,830	91,419
Sagent Pharmaceuticals, Inc. (a)	1,975	35,708
Salix Pharmaceuticals Ltd. (a)	7,121	387,667
Sangamo Biosciences, Inc. (a)	7,317	40,390
Santarus, Inc. (a)	8,130	57,642
Savient Pharmaceuticals, Inc. (a)(b)	9,940	5,369
Sciclone Pharmaceuticals, Inc. (a)	6,557	45,965
Seattle Genetics, Inc. (a)	13,597	345,228
Sequenom, Inc. (a)	15,507	62,958
SIGA Technologies, Inc. (a)	6,019	17,275
Somaxon Pharmaceuticals, Inc. (a)	8,130	2,317
Spectrum Pharmaceuticals, Inc. (a)(b)	7,784	121,119
StemCells, Inc. (a)	2,837	2,270
Strategic Diagnostics, Inc. (a)	4,728	5,674
Sucampo Pharmaceuticals, Inc., Class A (a)	2,130	14,974
Synageva BioPharma Corp. (a)	1,432	58,082
Synta Pharmaceuticals Corp. (a)	5,546	30,337
Targacept, Inc. (a)	3,854	16,572
Techne Corp.	4,934	366,103

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
Telik, Inc. (a)	402	$868
Theravance, Inc. (a)	9,523	211,601
Threshold Pharmaceuticals, Inc. (a)	7,106	52,584
Transcept Pharmaceuticals, Inc. (a)	1,749	10,844
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)	6,363	314,205
Vanda Pharmaceuticals, Inc. (a)	4,711	20,728
Ventrus Biosciences, Inc. (a)	1,816	7,754
Vertex Pharmaceuticals, Inc. (a)	28,048	1,568,444
Vical, Inc. (a)	12,682	45,655
ViroPharma, Inc. (a)	9,434	223,586
Vivus, Inc. (a)	13,143	375,101
Xenoport, Inc. (a)	5,033	30,399
XOMA Corp. (a)	5,227	15,681
Zalicus, Inc. (a)(b)	11,758	14,110
ZIOPHARM Oncology, Inc. (a)	9,691	57,661
		18,847,871
Professional Services — 0.3%
Corporate Executive Board Co.	4,375	178,850
CoStar Group, Inc. (a)	3,380	274,456
Hudson Global, Inc. (a)	4,534	18,907
Kforce, Inc. (a)	4,795	64,541
Korn/Ferry International (a)	6,293	90,305
Manpower, Inc.	10,507	385,081
On Assignment, Inc. (a)	4,997	79,752
Pendrell Corp. (a)	21,095	23,626
		1,115,518
Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	900	1,782
AV Homes, Inc. (a)	1,321	19,260
Brookfield Properties Corp.	33,897	590,486
Consolidated-Tomoka Land Co.	927	26,679
Forest City Enterprises, Inc., Class A (a)	17,645	257,617
Forestar Group, Inc. (a)	4,822	61,770
HFF, Inc., Class A (a)	4,989	69,546
The Howard Hughes Corp. (a)	3,324	204,891
Jones Lang LaSalle, Inc.	5,759	405,261
Kennedy-Wilson Holdings, Inc.	4,678	65,539
Market Leader, Inc. (a)	4,115	20,904
Maui Land & Pineapple Co., Inc. (a)	4,661	17,479
Move, Inc. (a)	5,664	51,599
Reis, Inc. (a)	1,655	15,896
The St. Joe Co. (a)	12,055	190,589
Stratus Properties, Inc. (a)	894	8,046
Tejon Ranch Co. (a)	2,035	58,242
Thomas Properties Group, Inc.	5,222	28,408
Transcontinental Realty Investors, Inc. (a)	393	1,081

Common Stocks	Shares	Value
Real Estate Investment & Services (concluded)
ZipRealty, Inc. (a)	3,206	$4,681
		2,099,756
Real Estate Investment Trusts (REITs) — 9.5%
Acadia Realty Trust	6,023	139,613
Agree Realty Corp.	1,840	40,719
Alexander’s, Inc.	369	159,080
Alexandria Real Estate Equities, Inc. (b)	8,199	596,231
American Assets Trust, Inc.	4,844	117,467
American Campus Communities, Inc.	9,850	443,053
American Capital Agency Corp.	39,978	1,343,661
American Capital Mortgage Investment Corp.	4,362	104,165
American Realty Capital Trust, Inc.	21,012	229,451
Annaly Capital Management, Inc. (b)	128,115	2,149,770
Anworth Mortgage Asset Corp.	17,238	121,528
Apollo Commercial Real Estate Finance, Inc.	3,465	55,683
Apollo Residential Mortgage, Inc.	3,358	64,742
Arbor Realty Trust, Inc.	3,199	17,115
Arlington Asset Investment Corp.	1,250	27,138
ARMOUR Residential REIT, Inc.	24,515	174,302
Ashford Hospitality Trust, Inc.	9,154	77,168
Associated Estates Realty Corp.	5,934	88,713
BioMed Realty Trust, Inc.	20,048	374,497
Brandywine Realty Trust	18,792	231,893
BRE Properties (b)	10,263	513,355
BRT Realty Trust (a)	2,288	14,872
Camden Property Trust (b)	10,646	720,415
Campus Crest Communities, Inc.	4,193	43,565
Capital Trust, Inc. (a)	3,285	9,461
CapLease, Inc.	10,108	41,948
Capstead Mortgage Corp.	12,312	171,260
CBL & Associates Properties, Inc.	19,650	383,961
Cedar Realty Trust, Inc.	7,222	36,471
Chatham Lodging Trust	2,382	34,015
Chesapeake Lodging Trust	4,628	79,694
Chimera Investment Corp. (b)	137,042	323,419
Colonial Properties Trust	11,510	254,831
Colony Financial, Inc.	4,904	84,839
CommonWealth REIT	10,792	206,343
Coresite Realty Corp.	2,930	75,653
Corporate Office Properties Trust	9,392	220,806
Cousins Properties, Inc.	11,120	86,180
CreXus Investment Corp.	9,035	91,886
CubeSmart	15,184	177,197
CYS Investments, Inc.	15,858	218,365
DCT Industrial Trust, Inc.	32,308	203,540
DDR Corp.	30,880	452,083
DiamondRock Hospitality Co.	21,995	224,349
Digital Realty Trust, Inc.	14,670	1,101,277
Douglas Emmett, Inc.	18,666	431,185

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	35,515	$519,940
Dupont Fabros Technology, Inc.	8,513	243,131
Eastgroup Properties, Inc.	3,821	203,659
Education Realty Trust, Inc.	12,469	138,157
Entertainment Properties Trust (b)	6,150	252,826
Equity Lifestyle Properties, Inc.	5,539	382,025
Equity One, Inc.	7,889	167,247
Essex Property Trust, Inc. (b)	4,698	723,116
Excel Trust, Inc.	5,278	63,125
Extra Space Storage, Inc.	13,762	421,117
Federal Realty Investment Trust	8,460	880,601
FelCor Lodging Trust, Inc. (a)	16,678	78,387
First Industrial Realty Trust, Inc. (a)	10,940	138,063
First Potomac Realty Trust	6,796	79,989
Franklin Street Properties Corp.	9,544	100,976
General Growth Properties, Inc.	50,982	922,264
Getty Realty Corp.	3,849	73,708
Gladstone Commercial Corp.	2,145	35,736
Glimcher Realty Trust (b)	18,878	192,933
Government Properties Income Trust	5,023	113,620
Gramercy Capital Corp. (a)	7,168	17,920
Hatteras Financial Corp.	12,948	370,313
Healthcare Realty Trust, Inc.	10,330	246,267
Healthcare Trust of America, Inc.	7,646	75,848
Hersha Hospitality Trust (b)	23,374	123,415
Highwoods Properties, Inc.	9,596	322,905
Home Properties, Inc.	6,358	390,127
Hospitality Properties Trust	16,360	405,237
Hudson Pacific Properties, Inc.	3,532	61,492
Inland Real Estate Corp.	10,594	88,778
InvesCo. Mortgage Capital, Inc.	15,132	277,521
Investors Real Estate Trust	11,889	93,923
iStar Financial, Inc. (a)	10,752	69,350
Kilroy Realty Corp.	8,993	435,351
Kite Realty Group Trust	8,281	41,322
LaSalle Hotel Properties	11,174	325,610
Lexington Corporate Properties Trust	18,021	152,638
Liberty Property Trust	15,464	569,694
LTC Properties, Inc.	4,085	148,204
The Macerich Co. (b)	17,496	1,033,139
Mack-Cali Realty Corp.	11,490	334,014
Medical Properties Trust, Inc.	17,602	169,331
MFA Financial, Inc.	46,069	363,484
Mid-America Apartment Communities, Inc.	5,405	368,837
Mission West Properties, Inc.	3,361	28,972
Monmouth Real Estate Investment Corp., Class A	5,985	70,144
MPG Office Trust, Inc. (a)	7,868	15,815
National Health Investors, Inc.	3,080	156,834
National Retail Properties, Inc.	12,478	353,003
New York Mortgage Trust, Inc.	3,337	23,559

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
NorthStar Realty Finance Corp.	18,376	$95,923
Omega Healthcare Investors, Inc.	14,035	315,787
One Liberty Properties, Inc.	1,896	35,702
Parkway Properties, Inc.	3,064	35,052
Pebblebrook Hotel Trust	7,003	163,240
Pennsylvania Real Estate Investment Trust	7,390	110,702
PennyMac Mortgage Investment Trust (d)	3,982	78,565
Piedmont Office Realty Trust, Inc.	22,832	392,939
PMC Commercial Trust	2,432	18,726
Post Properties, Inc.	7,064	345,783
Potlatch Corp.	5,293	169,058
PS Business Parks, Inc.	2,537	171,806
RAIT Financial Trust	6,719	31,042
Ramco-Gershenson Properties Trust	6,028	75,772
Rayonier, Inc.	16,092	722,531
Realty Income Corp. (b)	17,746	741,250
Redwood Trust, Inc.	9,579	119,546
Regency Centers Corp.	12,060	573,694
Resource Capital Corp.	12,327	65,703
Retail Opportunity Investments Corp.	7,003	84,456
RLJ Lodging Trust	8,392	152,147
Rouse Properties, Inc. (a)	3,364	45,582
Sabra Healthcare REIT, Inc.	5,093	87,141
Saul Centers, Inc.	1,304	55,902
Senior Housing Properties Trust	21,667	483,607
SL Green Realty Corp.	11,862	951,807
Sovran Self Storage, Inc.	3,843	192,496
Starwood Property Trust, Inc.	15,700	334,567
Strategic Hotel Capital, Inc. (a)	22,102	142,779
Sun Communities, Inc.	3,546	156,875
Sunstone Hotel Investors, Inc. (a)	16,052	176,411
Supertel Hospitality, Inc. (a)	10,690	10,049
Tanger Factory Outlet Centers, Inc.	12,241	392,324
Taubman Centers, Inc.	7,798	601,694
Terreno Realty Corp.	2,470	37,322
Two Harbors Investment Corp.	29,110	301,580
UDR, Inc.	30,384	785,123
UMH Properties, Inc.	2,696	28,928
Universal Health Realty Income Trust	1,725	71,639
Urstadt Biddle Properties, Inc.	826	15,512
Urstadt Biddle Properties, Inc., Class A	3,001	59,330
Walter Investment Management Corp.	4,036	94,604
Washington Real Estate Investment Trust	8,547	243,162
Weingarten Realty Investors	16,102	424,127
Winthrop Realty Trust	3,699	44,980
		35,857,591

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services — 6.1%
Accelrys, Inc. (a)	7,883	$63,773
ACI Worldwide, Inc. (a)	5,323	235,330
Acorn Energy, Inc.	2,740	22,797
The Active Network, Inc. (a)	4,770	73,410
Actuate Corp. (a)	6,914	47,914
Advent Software, Inc. (a)	4,331	117,413
Allscripts Healthcare Solutions, Inc. (a)	24,869	271,818
American Software, Inc., Class A	3,519	27,976
Analysts International Corp. (a)	952	4,017
Ansys, Inc. (a)(b)	12,382	781,428
AOL, Inc. (a)	12,643	355,015
Ariba, Inc. (a)	13,390	599,336
Aspen Technology, Inc. (a)(b)	12,685	293,658
athenahealth, Inc. (a)	4,798	379,858
Authentidate Holding Corp. (a)	12,644	8,219
Blackbaud, Inc.	6,007	154,200
Blucora, Inc. (a)	5,850	72,072
Bottomline Technologies, Inc. (a)	5,085	91,784
BroadSoft, Inc. (a)	3,151	91,253
BSQUARE Corp. (a)	2,162	6,313
CACI International, Inc., Class A (a)	3,493	192,185
Cadence Design Systems, Inc. (a)	36,743	403,806
Calix, Inc. (a)	4,868	40,015
Callidus Software, Inc. (a)	5,318	26,484
Ciber, Inc. (a)	8,678	37,402
Clearwire Corp., Class A (a)(b)	48,094	53,865
Cogent Communications Group, Inc. (a)	6,556	126,203
CommVault Systems, Inc. (a)	5,504	272,833
Computer Programs & Systems, Inc.	1,518	86,860
Computer Task Group, Inc. (a)	2,308	34,597
Compuware Corp. (a)	29,120	270,525
Comverse Technology, Inc. (a)	29,330	170,701
Concur Technologies, Inc. (a)	6,244	425,216
Cornerstone OnDemand, Inc. (a)	4,151	98,835
Crexendo, Inc.	2,713	10,065
CSG Systems International, Inc. (a)	4,622	79,868
Datalink Corp. (a)	2,530	24,162
DealerTrack Holdings, Inc. (a)	5,733	172,621
Deltek, Inc. (a)	2,804	32,498
Digimarc Corp.	1,169	29,997
Digital River, Inc. (a)	5,295	88,003
DST Systems, Inc.	4,682	254,279
Dynamics Research Corp. (a)	1,533	8,907
EarthLink, Inc.	15,745	117,143
EasyLink Services International Corp. Class A (a)	4,599	33,297
Ebix, Inc.	4,665	93,067
Envestnet, Inc. (a)	3,342	40,104
EPIQ Systems, Inc.	4,426	54,218
Equinix, Inc. (a)	6,233	1,094,826
Evolving Systems, Inc.	1,901	10,456
Facebook, Inc. (a)	57,031	1,774,805

Common Stocks	Shares	Value
Software & Computer Services (continued)
Fair Isaac Corp.	4,612	$194,995
FalconStor Software, Inc. (a)	5,289	13,804
Forrester Research, Inc.	1,964	66,501
Fortinet, Inc. (a)	16,675	387,193
Gartner, Inc. (a)(b)	11,592	499,036
GSE Systems, Inc. (a)	4,471	10,283
Guidance Software, Inc. (a)	2,107	20,038
The Hackett Group, Inc. (a)	3,321	18,498
IAC/InterActiveCorp.	9,754	444,782
ICG Group, Inc. (a)	5,703	52,753
iGate Corp. (a)	4,434	75,467
Immersion Corp. (a)	4,213	23,719
Informatica Corp. (a)	14,425	611,043
Innodata Corp. (a)	3,774	25,814
Interactive Intelligence Group, Inc. (a)	2,097	59,156
Internap Network Services Corp. (a)	7,295	47,490
Internet Patents Corp.	1,714	6,599
IntraLinks Holdings, Inc. (a)	5,479	23,998
Inuvo, Inc. (a)	5,901	4,013
Ipass, Inc. (a)	8,351	19,875
j2 Global, Inc.	6,510	171,994
JDA Software Group, Inc. (a)	5,714	169,649
Kenexa Corp. (a)	3,219	93,448
Keynote Systems, Inc.	2,182	32,403
The KEYW Holding Corp. (a)	2,532	25,421
KIT Digital, Inc. (a)(b)	6,807	29,202
Limelight Networks, Inc. (a)	9,647	28,266
LivePerson, Inc. (a)	7,064	134,640
LogMeIn, Inc. (a)	3,076	93,880
LookSmart Ltd. (a)	9,057	7,046
Manhattan Associates, Inc. (a)	2,820	128,902
Mastech Holdings, Inc. (a)	688	3,990
MedAssets, Inc. (a)	7,415	99,732
Medidata Solutions, Inc. (a)(b)	3,547	115,880
Mentor Graphics Corp. (a)	12,713	190,695
Merge Healthcare, Inc. (a)	8,230	23,538
Meru Networks, Inc. (a)	1,589	2,781
MicroStrategy, Inc., Class A (a)	1,139	147,911
Mitek Systems, Inc. (a)(b)	4,100	15,949
Monotype Imaging Holdings, Inc. (a)	4,939	82,827
Motricity, Inc. (a)(b)	6,006	3,724
Multiband Corp. (a)	4,732	11,262
NCI, Inc., Class A (a)	1,117	4,524
NetScout Systems, Inc. (a)	4,786	103,330
NetSuite, Inc. (a)	5,102	279,437
NIC, Inc.	9,371	119,012
Nuance Communications, Inc. (a)	31,075	740,206
Opnet Technologies, Inc.	2,019	53,685
Parametric Technology Corp. (a)	15,683	328,716
PC-Tel, Inc.	3,124	20,212
PDF Solutions, Inc. (a)	3,461	34,160
Pegasystems, Inc.	2,201	72,589

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Perficient, Inc. (a)	4,877	$54,769
Premiere Global Services, Inc. (a)	6,831	57,312
Progress Software Corp. (a)	8,340	174,056
PROS Holdings, Inc. (a)	2,825	47,517
QAD, Inc., Class A (a)	420	5,972
QAD, Inc., Class B (a)	1,021	13,896
QLIK Technologies, Inc. (a)	10,433	230,778
Quality Systems, Inc.	5,036	138,540
Quest Software, Inc. (a)	7,728	215,225
Rackspace Hosting, Inc. (a)	15,145	665,471
RealPage, Inc. (a)	5,235	121,243
RigNet, Inc. (a)	1,771	30,798
Rosetta Stone, Inc. (a)	1,778	24,608
Rovi Corp. (a)	14,648	287,394
Saba Software, Inc. (a)	4,328	40,164
Sapient Corp.	14,619	147,213
Scientific Learning Corp. (a)	5,893	9,606
SciQuest, Inc. (a)	2,655	47,684
Selectica, Inc. (a)	570	2,234
Smith Micro Software, Inc. (a)	4,441	8,171
Softbrands, Inc.	114	—
SolarWinds, Inc. (a)	7,681	334,584
Solera Holdings, Inc.	9,333	390,026
Sourcefire, Inc. (a)	4,023	206,782
SRS Labs, Inc. (a)	1,928	17,352
SS&C Technologies Holdings, Inc. (a)	4,611	115,275
Support.com, Inc. (a)	7,128	22,738
Synchronoss Technologies, Inc. (a)	4,091	75,561
Synopsys, Inc. (a)	19,408	571,177
Syntel, Inc.	2,061	125,103
Tangoe, Inc. (a)	2,965	63,184
TeleCommunication Systems, Inc., Class A (a)	7,111	8,747
TeleNav, Inc. (a)	3,039	18,629
TIBCO Software, Inc. (a)	22,214	664,643
Tyler Technologies, Inc. (a)	4,052	163,498
Ultimate Software Group, Inc. (a)	3,601	320,921
Unisys Corp. (a)	5,232	102,286
United Online, Inc.	13,600	57,392
Unwired Planet, Inc. (a)	10,970	25,231
VASCO Data Security International, Inc. (a)	3,749	30,667
Verint Systems, Inc. (a)	3,125	92,219
VirnetX Holding Corp. (a)(b)	5,626	198,316
Virtusa Corp. (a)	2,832	37,807
VMware, Inc., Class A (a)	8,665	788,862
Vocus, Inc. (a)	2,833	52,694
Wave Systems Corp., Class A (a)(b)	12,360	8,528
Web.com Group, Inc. (a)	4,645	85,096
Websense, Inc. (a)	5,106	95,635
Zix Corp. (a)	8,408	21,861
Zynga, Inc. Class A (a)	14,732	80,142
		22,927,102

Common Stocks	Shares	Value
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	9,731	$663,849
The Children’s Place Retail Stores, Inc. (a)	3,234	161,150
Express, Inc. (a)	9,663	175,577
Foot Locker, Inc.	20,149	616,156
Lumber Liquidators Holdings, Inc. (a)	3,208	108,398
		1,725,130
Support Services — 3.9%
A.M. Castle & Co. (a)	2,542	26,996
ABM Industries, Inc.	5,722	111,922
Acacia Research Corp. (a)	5,792	215,694
ADA-ES, Inc. (a)	1,470	37,294
The Advisory Board Co. (a)	4,386	217,502
Alliance Financial Corp.	860	29,532
American Reprographics Co. (a)	5,284	26,579
AMN Healthcare Services, Inc. (a)	5,654	33,528
AMREP Corp. (a)	500	3,025
Applied Industrial Technologies, Inc.	4,985	183,697
Barnes Group, Inc.	6,211	150,865
Barrett Business Services, Inc.	1,011	21,373
Black Box Corp.	2,358	67,675
Booz Allen Hamilton Holding Corp.	3,245	49,584
The Brink’s Co.	6,061	140,494
Broadridge Financial Solutions LLC	16,400	348,828
Cardtronics, Inc. (a)	6,001	181,290
Casella Waste Systems, Inc. (a)	3,880	22,698
Cass Information Systems, Inc.	1,310	52,728
CBIZ, Inc. (a)	6,270	37,244
CDI Corp.	1,825	29,930
Cenveo, Inc. (a)	8,094	15,621
Champion Industries, Inc. (a)	3,410	1,786
Clean Harbors, Inc. (a)	6,158	347,434
Coinstar, Inc. (a)	4,132	283,703
Comfort Systems USA, Inc.	5,075	50,852
Consolidated Graphics, Inc. (a)	1,263	36,690
Convergys Corp. (a)	13,484	199,159
CoreLogic, Inc. (a)	14,156	259,196
Corrections Corp. of America	13,258	390,448
CRA International, Inc. (a)	1,550	22,770
Crawford & Co., Class B	4,183	17,108
Cross Country Healthcare, Inc. (a)	4,298	18,782
Deluxe Corp.	6,877	171,512
Dice Holdings, Inc. (a)	6,662	62,556
DigitalGlobe, Inc. (a)	4,797	72,723
Document Security Systems, Inc. (a)(b)	3,047	12,218
The Dolan Co. (a)	3,985	26,819
DXP Enterprises, Inc. (a)	1,346	55,846
EnergySolutions, Inc. (a)	11,073	18,713
ENGlobal Corp. (a)	3,131	4,697
Ennis, Inc.	3,495	53,753

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (continued)
Euronet Worldwide, Inc. (a)	6,576	$112,581
ExamWorks Group, Inc. (a)	4,740	62,710
ExlService Holdings, Inc. (a)	3,286	80,967
Exponent, Inc. (a)	1,863	98,422
FleetCor Technologies, Inc. (a)	6,071	212,728
Franklin Covey Co. (a)	2,244	22,979
Frontline Capital Group	300	—
FTI Consulting, Inc. (a)	5,508	158,355
Fuel Tech, Inc. (a)	2,618	12,776
Furmamite Corp. (a)	5,131	24,937
G&K Services, Inc., Class A	2,495	77,819
Genpact Ltd. (a)	13,950	231,989
The Geo Group, Inc. (a)	8,194	186,168
GeoEye, Inc. (a)	2,316	35,852
Global Cash Access, Inc. (a)	5,824	41,991
Global Payments, Inc.	10,445	451,537
Global Power Equipment Group, Inc.	2,040	44,554
GP Strategies Corp. (a)	2,242	41,410
Harris Interactive, Inc. (a)	7,323	8,275
Heartland Payment Systems, Inc.	4,944	148,716
Heidrick & Struggles International, Inc.	2,405	42,088
Heritage-Crystal Clean, Inc. (a)	1,400	22,890
Higher One Holdings, Inc. (a)(b)	4,629	56,566
Huron Consulting Group, Inc. (a)	3,096	97,988
ICF International, Inc. (a)	2,716	64,749
Innerworkings, Inc. (a)	4,226	57,178
Insperity, Inc.	2,976	80,501
Interline Brands, Inc. (a)	4,306	107,951
Jack Henry & Associates, Inc.	11,349	391,767
Kaman Corp., Class A	3,514	108,723
Kelly Services, Inc., Class A	3,602	46,502
Lawson Products, Inc.	376	3,478
Lender Processing Services, Inc.	11,172	282,428
Lincoln Educational Services Corp.	2,592	16,848
LinkedIn Corp. (a)	8,303	882,360
Lionbridge Technologies, Inc. (a)	8,226	25,912
Management Network Group, Inc. (a)	780	1,669
MAXIMUS, Inc.	4,483	231,995
McGrath RentCorp	3,153	83,555
Metalico, Inc. (a)	6,076	13,367
Michael Baker Corp. (a)	1,166	30,421
Mistras Group, Inc. (a)	2,222	58,394
Mobile Mini, Inc. (a)	5,130	73,872
Moduslink Global Solutions, Inc. (a)	7,370	22,036
Monster Worldwide, Inc. (a)	16,402	139,417
MSC Industrial Direct Co., Class A	5,759	377,502
MWI Veterinary Supply, Inc. (a)(b)	1,722	176,970
Navigant Consulting, Inc. (a)	7,098	89,719
NeuStar, Inc., Class A (a)	8,785	293,419
Odyssey Marine Exploration, Inc. (a)	10,499	39,266

Common Stocks	Shares	Value
Support Services (concluded)
Official Payments Holdings, Inc. (a)	2,404	$9,376
Online Resources Corp. (a)	5,364	13,035
Park-Ohio Holdings Corp. (a)	1,366	25,995
Perma-Fix Environmental Services, Inc. (a)(b)	8,189	9,581
PowerSecure International, Inc. (a)	2,629	13,092
PRGX Global, Inc. (a)	3,174	25,233
Quad/Graphics, Inc.	2,701	38,840
Rentrak Corp. (a)	1,376	28,414
Resources Connection, Inc.	5,818	71,561
RPX Corp. (a)	2,839	40,740
Schnitzer Steel Industries, Inc., Class A	3,201	89,692
School Specialty, Inc. (a)	2,636	8,593
ServiceSource International, Inc. (a)	5,661	78,405
Sharps Compliance Corp. (a)	2,416	8,166
The Standard Register Co.	4,550	2,730
Startek, Inc. (a)	1,933	5,606
Swisher Hygiene, Inc. (a)(b)	16,316	41,279
SYKES Enterprises, Inc. (a)	5,193	82,880
Team, Inc. (a)	2,659	82,908
TeleTech Holdings, Inc. (a)	3,266	52,256
Tetra Tech, Inc. (a)(b)	8,203	213,934
Towers Watson & Co.	7,621	456,498
TrueBlue, Inc. (a)	5,383	83,329
Unifirst Corp.	1,942	123,803
United Rentals, Inc. (a)	10,719	364,875
United Stationers, Inc.	5,303	142,916
Universal Technical Institute, Inc.	2,991	40,408
URS Corp.	10,011	349,184
US Ecology, Inc.	2,405	42,665
Verisk Analytics, Inc. (a)	18,663	919,339
Viad Corp.	2,798	55,960
VistaPrint NV (a)(b)	4,924	159,045
Waste Connections, Inc.	15,484	463,281
Wright Express Corp. (a)	5,129	316,562
		14,545,342
Technology Hardware & Equipment — 5.1%
3D Systems Corp. (a)	5,722	195,349
Acme Packet, Inc. (a)	7,464	139,204
Adtran, Inc.	8,549	258,094
Advanced Energy Industries, Inc. (a)	4,848	65,060
Agilysys, Inc. (a)	2,279	19,759
Alliance Fiber Optic Products, Inc. (a)	1,269	11,345
Amkor Technology, Inc. (a)	10,693	52,182
Amtech Systems, Inc. (a)	1,370	5,151
Anadigics, Inc. (a)(b)	9,258	16,757
Applied Micro Circuits Corp. (a)	8,232	47,087
Arris Group, Inc. (a)	15,146	210,681
Aruba Networks, Inc. (a)	14,658	220,603

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Atmel Corp. (a)	58,716	$393,397
ATMI, Inc. (a)	4,218	86,764
AuthenTec, Inc. (a)	5,752	24,906
Aviat Networks, Inc. (a)	7,906	22,137
Aware, Inc.	2,073	13,371
Axcelis Technologies, Inc. (a)	14,315	17,178
AXT, Inc. (a)	4,373	17,273
Brightpoint, Inc. (a)	9,040	48,906
Brocade Communications Systems, Inc. (a)	58,097	286,418
Brooks Automation, Inc.	8,545	80,665
Cabot Microelectronics Corp.	3,086	90,142
CalAmp Corp. (a)	4,047	29,665
Cavium, Inc. (a)	6,426	179,928
Ceva, Inc. (a)	3,226	56,810
Ciena Corp. (a)	13,226	216,510
Cirrus Logic, Inc. (a)	8,657	258,671
Clearfield, Inc. (a)	1,976	9,505
Cohu, Inc.	3,077	31,262
Comtech Telecommunications Corp.	2,609	74,565
Concurrent Computer Corp. (a)	1,957	8,122
Cray, Inc. (a)	4,614	55,737
Cree, Inc. (a)	15,354	394,137
CVD Equipment Corp. (a)	784	10,082
Cymer, Inc. (a)	3,739	220,414
Cypress Semiconductor Corp. (a)	20,573	271,975
Dataram Corp. (a)	6,622	5,099
Dialogic, Inc. (a)	3,072	1,907
Diebold, Inc.	8,291	306,021
Digi International, Inc. (a)	3,651	37,386
Diodes, Inc. (a)	4,651	87,299
Ditech Networks, Inc. (a)	8,978	7,721
Dot Hill Systems Corp. (a)	9,114	10,390
DSP Group, Inc. (a)	3,429	21,740
Dycom Industries, Inc. (a)	4,496	83,671
EchoStar Corp. Class A (a)	5,483	144,861
Electronics for Imaging, Inc. (a)	6,310	102,537
Emcore Corp. (a)(b)	3,060	13,525
Emulex Corp. (a)	11,508	82,858
Entegris, Inc. (a)	17,984	153,583
Entropic Communications, Inc. (a)	11,611	65,486
Exar Corp. (a)	5,426	44,276
Extreme Networks, Inc. (a)	13,416	46,151
Fairchild Semiconductor International, Inc. (a)(b)	16,793	236,781
Finisar Corp. (a)	12,055	180,343
Formfactor, Inc. (a)	6,496	42,029
FSI International, Inc. (a)	5,302	19,034
Fusion-io, Inc. (a)(b)	7,782	162,566
Garmin Ltd.	16,268	622,902
Globecomm Systems, Inc. (a)	3,188	32,326
GSI Technology, Inc. (a)	2,896	13,727
Harmonic, Inc. (a)	15,519	66,111
Hittite Microwave Corp. (a)	3,707	189,502

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Hutchinson Technology, Inc. (a)	5,295	$7,731
ID Systems, Inc. (a)	2,125	9,307
Identive Group, Inc. (a)	7,272	6,809
iGO, Inc. (a)	8,187	3,439
Ikanos Communications, Inc. (a)	8,600	7,439
Imation Corp. (a)	4,570	27,009
Infinera Corp. (a)	14,873	101,731
Infosonics Corp. (a)	3,600	5,616
Ingram Micro, Inc., Class A (a)	20,375	355,951
Inphi Corp. (a)	3,114	29,521
Insight Enterprises, Inc. (a)	5,875	98,876
Integrated Device Technology, Inc. (a)	18,989	106,718
Integrated Silicon Solutions, Inc. (a)	3,740	37,737
InterDigital, Inc.	5,913	174,493
Intermec, Inc. (a)	6,926	42,941
International Rectifier Corp. (a)(b)	9,100	181,909
Intersil Corp., Class A	16,288	173,467
Ixia (a)	7,042	84,645
IXYS Corp. (a)	3,474	38,805
Kopin Corp. (a)	9,399	32,333
Kulicke & Soffa Industries, Inc. (a)	9,742	86,899
KVH Industries, Inc. (a)	2,107	26,337
Lantronix, Inc. (a)	3,162	6,450
Lattice Semiconductor Corp. (a)	15,956	60,154
Loral Space & Communications Ltd.	1,621	109,174
LRAD Corp. (a)	6,254	7,442
LTX-Credence Corp. (a)	6,697	44,870
Marvell Technology Group Ltd.	64,612	728,823
Mattson Technology, Inc. (a)	8,585	15,024
Maxim Integrated Products, Inc.	38,943	998,499
MaxLinear, Inc., Class A (a)	2,539	12,593
MEMC Electronic Materials, Inc. (a)	30,647	66,504
Mercury Computer Systems, Inc. (a)	4,194	54,228
Micrel, Inc.	6,377	60,773
Micros Systems, Inc. (a)	10,789	552,397
Microsemi Corp. (a)	11,735	216,980
Mindspeed Technologies, Inc. (a)	4,910	12,079
MIPS Technologies, Inc. (a)	6,553	43,709
MKS Instruments, Inc.	6,942	200,832
Monolithic Power Systems, Inc. (a)	4,682	93,031
MoSys, Inc. (a)	5,257	17,033
Nanometrics, Inc. (a)	3,115	47,846
NCR Corp. (a)	21,013	477,625
NeoPhotonics Corp. (a)	2,340	11,560
NETGEAR, Inc. (a)	5,029	173,551
NetList, Inc. (a)	4,429	10,010
Network Engines, Inc. (a)	7,500	10,575
Network Equipment Technologies, Inc. (a)	7,661	10,036
Neutral Tandem, Inc. (a)	4,310	56,806
Novatel Wireless, Inc. (a)	4,683	11,661

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Oclaro, Inc. (a)	6,895	$20,961
OCZ Technology Group, Inc. (a)(b)	9,131	48,394
Omnivision Technologies, Inc. (a)(b)	7,806	104,288
ON Semiconductor Corp. (a)	60,161	427,143
Oplink Communications, Inc. (a)	2,673	36,166
OpNext, Inc. (a)	6,318	7,961
Optical Cable Corp.	3,094	13,923
Overland Storage, Inc. (a)	4,647	8,736
PAR Technology Corp. (a)	1,934	9,535
ParkerVision, Inc. (a)(b)	10,526	25,052
PC Connection, Inc.	2,165	22,992
Performance Technologies, Inc. (a)	1,109	2,484
Pericom Semiconductor Corp. (a)	3,462	31,158
Photronics, Inc. (a)	8,049	49,099
Pixelworks, Inc. (a)	3,393	8,211
Plantronics, Inc.	5,756	192,250
PLX Technology, Inc. (a)	6,522	41,415
PMC-Sierra, Inc. (a)	30,725	188,651
Polycom, Inc. (a)	21,599	227,221
Power Integrations, Inc.	3,750	139,875
Preformed Line Products Co.	449	26,002
Presstek, Inc. (a)	7,696	3,288
Procera Networks, Inc. (a)	1,999	48,596
QLogic Corp. (a)	13,211	180,859
Quantum Corp. (a)	31,191	63,318
QuickLogic Corp. (a)	6,516	16,355
Radisys Corp. (a)	3,268	20,523
Rambus, Inc. (a)	13,432	77,100
Ramtron International Corp. (a)	6,093	18,401
RF Micro Devices, Inc. (a)	36,354	154,504
Rimage Corp.	1,695	13,560
Riverbed Technology, Inc. (a)	21,069	340,264
Rudolph Technologies, Inc. (a)	4,367	38,080
ScanSource, Inc. (a)	3,747	114,808
SeaChange International, Inc. (a)	4,050	33,331
Semtech Corp. (a)	8,620	209,638
Shoretel, Inc. (a)	3,486	15,269
Sigma Designs, Inc. (a)	4,522	28,850
Silicon Graphics International Corp. (a)	4,376	28,094
Silicon Image, Inc. (a)	10,972	45,424
Silicon Laboratories, Inc. (a)(b)	5,685	215,461
Skyworks Solutions, Inc. (a)	25,163	688,711
Sonic Foundry, Inc. (a)	974	6,828
Sonus Networks, Inc. (a)	28,045	60,297
Spansion, Inc., Class A (a)	6,447	70,788
Standard Microsystems Corp. (a)	3,010	111,039
STEC, Inc. (a)	5,067	39,523
Stratasys, Inc. (a)	2,846	141,019
Super Micro Computer, Inc. (a)	4,216	66,866
Superconductor Technologies, Inc. (a)	7,509	4,731
Supertex, Inc. (a)	1,497	28,218
Sycamore Networks, Inc. (a)	2,521	36,605

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
Symmetricom, Inc. (a)	6,100	$36,539
Synaptics, Inc. (a)	4,557	130,467
SYNNEX Corp. (a)	3,273	112,886
Systemax, Inc. (a)	1,465	17,316
Tech Data Corp. (a)	5,503	265,080
Tegal Corp. (a)	409	1,358
Tellabs, Inc.	43,445	144,672
Telular Corp.	2,413	22,296
Tessera Technologies, Inc.	6,860	105,438
TNS, Inc. (a)	3,358	60,243
Transact Technologies, Inc. (a)	1,530	11,796
Transwitch Corp. (a)	5,338	5,872
TriQuint Semiconductor, Inc. (a)	21,976	120,868
Ultra Clean Holdings, Inc. (a)	3,116	20,036
Ultratech, Inc. (a)	3,605	113,557
USA Technologies, Inc. (a)	6,360	9,158
VeriFone Systems, Inc. (a)	14,134	467,694
Viasat, Inc. (a)(b)	5,667	214,043
Vitesse Semiconductor Corp. (a)	4,377	11,599
Volterra Semiconductor Corp. (a)	3,449	80,879
VOXX International Corp. (a)	2,602	24,251
Westell Technologies, Inc., Class A (a)	9,091	21,637
Zhone Technologies, Inc. (a)	5,499	3,602
		19,222,774
Tobacco — 0.1%
Alliance One International, Inc. (a)	12,026	41,610
Schweitzer-Mauduit International, Inc.	2,079	141,663
Star Scientific, Inc. (a)(b)	17,907	81,656
Universal Corp.	3,006	139,268
Vector Group Ltd.	6,994	119,038
		523,235
Travel & Leisure — 4.3%
AFC Enterprises, Inc. (a)	3,469	80,273
Alaska Air Group, Inc. (a)	9,431	338,573
Allegiant Travel Co. (a)	1,975	137,618
Ambassadors Group, Inc.	2,730	14,851
Ameristar Casinos, Inc.	4,564	81,102
Avis Budget Group, Inc. (a)	13,995	212,724
Bally Technologies, Inc. (a)	5,819	271,515
Benihana, Inc.	1,731	27,886
Biglari Holdings, Inc. (a)	172	66,459
BJ’s Restaurants, Inc. (a)	3,117	118,446
Bluegreen Corp. (a)	2,333	11,572
Bob Evans Farms, Inc.	3,830	153,966
Boyd Gaming Corp. (a)	7,553	54,382
Bravo Brio Restaurant Group, Inc. (a)	2,501	44,593
Brinker International, Inc.	9,970	317,744
Buffalo Wild Wings, Inc. (a)	2,461	213,221
Caribou Coffee Co., Inc. (a)	2,873	37,090
Carmike Cinemas, Inc. (a)	2,288	33,519
Carrols Restaurant Group, Inc. (a)	2,493	14,808

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	29

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Travel & Leisure (continued)
CEC Entertainment, Inc.	2,465	$89,652
Century Casinos, Inc. (a)	3,711	10,094
The Cheesecake Factory, Inc. (a)	6,931	221,515
Choice Hotels International, Inc.	3,801	151,774
Churchill Downs, Inc.	1,722	101,236
Cinemark Holdings, Inc.	12,919	295,199
Cosi, Inc. (a)	13,258	9,416
Cracker Barrel Old Country Store, Inc.	3,034	190,535
Delta Air Lines, Inc. (a)	112,076	1,227,232
Denny’s Corp. (a)	13,533	60,087
DineEquity, Inc. (a)	2,146	95,797
Dollar Thrifty Automotive Group, Inc. (a)	3,754	303,924
Domino’s Pizza, Inc.	7,456	230,465
Dover Downs Gaming & Entertainment, Inc.	3,295	9,918
Dover Motorsports, Inc. (a)	4,712	6,126
Dunkin’ Brands Group, Inc.	10,506	360,776
Einstein Noah Restaurant Group, Inc.	846	14,856
Empire Resorts, Inc. (a)	2,676	4,951
Entertainment Gaming Asia, Inc. (a)	3,164	9,112
Famous Dave’s of America, Inc. (a)	1,344	14,851
Fiesta Restaurant Group, Inc. (a)	1,976	26,142
Full House Resorts, Inc. (a)	3,528	10,125
Gaming Partners International Corp.	1,400	8,582
Gaylord Entertainment Co. (a)	5,608	216,244
Hawaiian Holdings, Inc. (a)	6,791	44,209
Hertz Global Holdings, Inc. (a)	31,406	401,997
HomeAway, Inc. (a)	4,380	95,221
Hyatt Hotels Corp. (a)	4,881	181,378
International Speedway Corp., Class A	3,686	96,499
Interval Leisure Group, Inc.	5,349	101,684
Isle of Capri Casinos, Inc. (a)	3,200	19,744
Jack in the Box, Inc. (a)	5,834	162,652
JetBlue Airways Corp. (a)	31,269	165,726
Krispy Kreme Doughnuts, Inc. (a)	7,999	51,114
Las Vegas Sands Corp.	52,224	2,271,222
Life Time Fitness, Inc. (a)	5,326	247,712
Luby’s, Inc. (a)	2,493	16,703
Madison Square Garden, Inc. (a)	7,844	293,679
Marcus Corp.	2,760	37,978
Marriott Vacations Worldwide Corp. (a)	4,105	127,173
MGM Resorts International (a)	42,869	478,418
Monarch Casino & Resort, Inc. (a)	1,669	15,255
Morgans Hotel Group Co. (a)	5,122	24,073
MTR Gaming Group, Inc. (a)	3,170	15,058
Multimedia Games Holding Co., Inc. (a)	3,366	47,124
Orbitz Worldwide, Inc. (a)	4,217	15,392

Common Stocks	Shares	Value
Travel & Leisure (concluded)
Orient Express Hotels Ltd., Class A (a)	12,370	$103,537
P.F. Chang’s China Bistro, Inc.	2,873	147,873
Panera Bread Co., Class A (a)	3,953	551,206
Papa John’s International, Inc. (a)	2,511	119,448
Peet’s Coffee & Tea, Inc. (a)	1,810	108,672
Penn National Gaming, Inc. (a)	8,794	392,124
Pinnacle Entertainment, Inc. (a)	8,356	80,385
Premier Exhibitions, Inc. (a)	4,073	10,997
Reading International, Inc., Class A (a)	3,502	18,946
Red Lion Hotels Corp. (a)	2,809	24,298
Red Robin Gourmet Burgers, Inc. (a)	1,859	56,718
Regal Entertainment Group, Series A	10,549	145,154
Republic Airways Holdings, Inc. (a)	6,177	34,282
Rick’s Cabaret International, Inc. (a)	1,483	12,858
Royal Caribbean Cruises Ltd.	17,984	468,124
Ruby Tuesday, Inc. (a)	8,463	57,633
Ruth’s Hospitality Group, Inc. (a)	3,606	23,800
Scientific Games Corp., Class A (a)	8,293	70,905
Shuffle Master, Inc. (a)	7,236	99,857
Six Flags Entertainment Corp.	7,311	396,110
SkyWest, Inc.	6,224	40,643
Sonic Corp. (a)	8,338	83,547
Speedway Motorsports, Inc.	1,639	27,715
Spirit Airlines, Inc. (a)	3,471	67,546
Steiner Leisure Ltd. (a)	1,868	86,694
Texas Roadhouse, Inc., Class A	8,372	154,296
Town Sports International Holdings, Inc. (a)	2,884	38,328
Travelzoo, Inc. (a)	1,150	26,128
United Continental Holdings, Inc. (a)	43,806	1,065,800
US Airways Group, Inc. (a)	21,317	284,156
Vail Resorts, Inc.	4,775	239,132
The Wendy’s Co.	40,908	193,086
WMS Industries, Inc. (a)	7,288	145,396
World Wrestling Entertainment, Inc.	3,562	27,855
Zipcar, Inc. (a)(b)	3,553	41,677
		16,253,888
Total Common Stocks – 96.8%		364,252,300

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Other Interests (e)	Beneficial Interest (000)	Value
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Escrow	$29	$—
Leisure Goods — 0.0%
H3 Enterprises, Inc. (a)	3	—
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value	3	—
Real Estate Investment Trusts (REITs) — 0.0%
LTC-Amerivest Liquidating Trust	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests – 0.0%		45

Warrants (f)	Shares
Banks — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14) (Expires 12/27/14) (a)	249	12
Energy Equipment & Services — 0.0%
Magnum Hunter Resources Corp. (Issued 8/29/11, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50)	1,481	—
Total Warrants – 0.0%		12
Total Long-Term Investments (Cost – $273,999,739) – 96.8%		364,252,357

Short-Term Securities

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.15% (d)(g)(h)	$18,587	18,586,520

Short-Term Securities (concluded)	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (d)(h)	9,085,067	$9,085,067
Total Short-Term Securities – 2.4%		9,085,067
Total Short-Term Securities (Cost – $27,671,587) – 7.3%		27,671,587
Total Investments (Cost - $301,671,326*) – 104.1%		391,923,944
Liabilities in Excess of Other Assets – (4.1)%		(15,426,962)
Net Assets – 100.0%		$376,496,982

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$306,580,608
Gross unrealized appreciation	$117,040,548
Gross unrealized depreciation	(31,697,212)
Net unrealized appreciation	$85,343,336

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	31

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	7,443,931	1,641,136	[1]	—	9,085,067	$9,085,067	—	$6,637
BlackRock Liquidity Series LLC, Money Market Series	$21,009,135	—		$(2,422,615)[2]	$18,586,520	$18,586,520	—	$193,029
PennyMac Mortgage Investment Trust	4,147	—		(165)	3,982	$78,565	$(186)	$2,281

[1] Represents net shares/beneficial interest purchased.

[2] Represents net shares/beneficial interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Security was purchased with the cash collateral from loaned securities.

(h)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
74	Russell 2000 E-Mini	ICE Futures US Indices	September 2012	$5,885,960	$218,678
72	S&P Mid 400 E-Mini	Chicago Mercantile	September 2012	$6,764,400	154,485
Total					$373,163

See Notes to Financial Statements.

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Schedule of Investments (continued)	Master Extended Market Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,304,370	—	—	$5,304,370
Alternative Energy	324,139	—	—	324,139
Automobiles & Parts	5,835,478	—	—	5,835,478
Banks	19,188,525	$5,213	—	19,193,738
Beverages	276,037	—	—	276,037
Chemicals	10,466,512	—	—	10,466,512
Construction & Materials	7,890,047	—	—	7,890,047
Electricity	6,743,996	—	—	6,743,996

	Level 1	Level 2	Level 3	Total
Electronic & Electrical Equipment	$11,311,186	—	—	$11,311,186
Financial Services	10,303,142	—	—	10,303,142
Fixed Line Telecommunications	2,701,613	—	—	2,701,613
Food & Drug Retailers	2,840,438	—	—	2,840,438
Food Producers	6,701,012	—	$451	6,701,463
Food Products	868,557	—	—	868,557
Forestry & Paper	1,231,987	—	—	1,231,987
Gas, Water & Multi-Utilities	5,873,642	—	—	5,873,642
General Industries	4,412,295	—	—	4,412,295
General Retailers	18,255,501	—	—	18,255,501
Health Care Equipment & Services	19,807,470	—	—	19,807,470
Household Goods & Home Construction	7,723,992	—	—	7,723,992
Industrial Engineering	11,620,453	—	—	11,620,453
Industrial Metals & Mining	3,138,158	—	—	3,138,158
Industrial Transportation	6,651,436	—	—	6,651,436
IT Services	902,070	—	—	902,070
Leisure Goods	2,925,785	—	—	2,925,785
Life Insurance	1,508,314	—	—	1,508,314
Media	12,870,008	—	—	12,870,008
Mining	3,030,868	—	—	3,030,868
Mobile Telecommunications	1,796,653	—	—	1,796,653
Nonlife Insurance	13,494,837	—	—	13,494,837
Oil & Gas Producers	11,818,108	—	—	11,818,108

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	33

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Oil Equipment, Services & Distribution	$8,013,623	—	—	$8,013,623
Personal Goods	5,298,177	—	—	5,298,177
Pharmaceuticals & Biotechnology	18,847,871	—	—	18,847,871
Professional Services	1,115,518	—	—	1,115,518
Real Estate Investment & Services	2,099,756	—	—	2,099,756
Real Estate Investment Trusts (REITs)	35,857,591	—	—	35,857,591
Software & Computer Services	22,927,102	—	—	22,927,102
Specialty Retail	1,725,130	—	—	1,725,130
Support Services	14,545,342	—	—	14,545,342
Technology Hardware & Equipment	19,222,774	—	—	19,222,774
Tobacco	523,235	—	—	523,235
Travel & Leisure	16,253,888	—	—	16,253,888
Other Interests:
Technology Hardware & Equipment	—	$45	—	45
Warrants:
Banks	12	—	—	12
Short-Term Securities	9,085,067	18,586,520	—	27,671,587
Total	$373,331,715	$18,591,778	$451	$391,923,944

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$373,163	—	—	$373,163

1Derivative financial instruments are financial futures contracts, which are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Series’ liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral on securities loaned at value	—	$(18,586,520)	—	$(18,586,520)
Bank overdraft	—	(75,283)	—	(75,283)
Total	—	$(18,661,803)	—	$(18,661,803)

There were no transfers between levels during the period ended June 30, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Financial Statements.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2012 (Unaudited)
Assets
Investments at value - unaffiliated (including securities loaned of $18,456,683) (cost — $273,924,561)	$364,173,792
Investments at value - affiliated (cost — $27,746,765)	27,750,152
Investments sold receivable	2,886,789
Dividends receivable	451,934
Variation margin receivable	315,787
Contributions receivable from investors	268,116
Securities lending income receivable — affiliated	51,008
Prepaid expenses	5,535
Total assets	395,903,113

Liabilities
Collateral on securities loaned at value	18,586,520
Bank overdraft	75,283
Investments purchased payable	433,951
Directors’ fees payable	2,739
Other affiliates payable	2,229
Investment advisory fees payable	1,882
Withdrawals payable to investors	273,241
Other accrued expenses payable	30,286
Total liabilities	19,406,131
Net Assets	$376,496,982

Net Assets Consist of
Investors’ capital	$285,871,201
Net unrealized appreciation/depreciation	90,625,781
Net Assets	$376,496,982

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	35

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Dividends - unaffiliated	$2,700,712
Foreign taxes withheld	(13,403)
Securities lending - affiliated	193,029
Dividends - affiliated	8,918
Total income	2,889,256

Expenses
Investment advisory	21,011
Accounting services	62,775
Professional	29,777
Custodian	22,830
Printing	8,235
Directors	5,774
Miscellaneous	9,140
Total expenses	159,542
Less fees waived by advisor	(3,522)
Total expenses after fees waived	156,020
Net investment income	2,733,236

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(6,281,539)
Investments - affiliated	(186)
Financial futures contracts	176,770
(6,104,955)
Net change in unrealized appreciation/depreciation on:
Investments	46,980,797
Financial futures contracts	382,537
47,363,334
Total realized and unrealized gain	41,258,379
Net Increase in Net Assets Resulting from Operations	$43,991,615

See Notes to Financial Statements.

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Statements of Changes in Net Assets	Master Extended Market Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$2,733,236	$5,934,729
Net realized gain (loss)	(6,104,955)	9,810,188
Net change in unrealized appreciation/depreciation	47,363,334	(33,959,812)
Net increase (decrease) in net assets resulting from operations:	43,991,615	(18,214,895)

Capital Share Transactions
Proceeds from contributions	106,577,291	136,757,866
Value of withdrawals	(213,823,823)	(116,216,791)
Net increase (decrease) in net assets derived from capital share transactions	(107,246,532)	20,541,075

Net Assets
Total increase (decrease) in net assets	(63,254,917)	2,326,180
Beginning of period	439,751,899	437,425,719
End of period	$376,496,982	$439,751,899

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	37

Financial Highlights	Master Extended Market Index Series

		Year Ended December 31,
	Six Months Ended June 30, 2012 (Unaudited)	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	9.00%[1]	(3.55)%	28.65%	37.08%	(39.13)%	5.22%

Ratios to Average Net Assets
Total expenses	0.08%[2]	0.08%	0.08%	0.11%	0.11%	0.08%
Total expenses after fees waived and paid indirectly	0.08%[2]	0.08%	0.08%	0.10%	0.11%	0.08%
Net investment income	1.30%[2]	1.29%	1.30%	1.26%	1.47%	1.33%

Supplemental Data
Net assets, end of period (000)	$376,497	$439,752	$437,426	$286,216	$199,403	$316,760
Portfolio turnover	5%	12%	15%	20%	33%	33%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Notes to Financial Statements	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	39

Notes to Financial Statements (continued)	Master Extended Market Index Series

collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on each Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2012

	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
	Net unrealized
Equity contracts	appreciation[1]	$373,163

[1] Includes cumulative appreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months ended June 30, 2012
Net Realized Gain From
Equity contracts:
Financial futures contracts	$176,770

Net Change in Unrealized Appreciation/ Depreciation on
Equity contracts:
Financial futures contracts	$382,537

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	116
Average notional value of contracts purchased	$10,188,565

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Notes to Financial Statements (concluded)	Master Extended Market Index Series

waived by advisor in the Statement of Operations. For the six months ended June 30, 2012, the amount waived was $3,522.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including a majority of the independent directors.

For the six months ended June 30, 2012, the Series reimbursed the Manager $2,229 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2012, BIM received $103,939 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were $21,141,607 and $128,784,097, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2012, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	41

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

          The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to

42	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)	Master Extended Market Index Series

BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

          At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)	Master Extended Market Index Series

          The Board noted that the Portfolio’s gross performance, as agreed upon by the Board, was out of tolerance of its benchmark index in the one-year period reported, but that the Portfolio’s gross performance exceeded its benchmark in the three- and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of the Portfolio’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Portfolio’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the Portfolio’s relative performance. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s performance out of tolerance during the one-year period compared with its benchmark index. The Board was informed that, among other things, performance out of tolerance by the portfolio for 2011 was driven largely by security sampling within the portfolio. Given the breadth of securities and illiquidity issues in the index, the portfolio is optimized by constructing a statistically selected sample of stocks that closely tracks the risk and return characteristics of the benchmark. This optimization can lead to return variations.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E.	Other Factors Deemed Relevant by the Board Members

44	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)	Master Extended Market Index Series

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012	45

Officers and Directors	Master Extended Market Index Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director[1]
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Paul L. Audet, Director
Henry Gabbay, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Benjamin Archibald, Secretary[2]

[1]	Effective May 14, 2012, Ian A. MacKinnon became a Director of the Master LLC.

[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Corporation/Master LLC and Benjamin Archibald became Secretary of the Master LLC.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Princeton, NJ 08540

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

46	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2012

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: September 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: September 4, 2012